Document and Entity Information	9 Months Ended
May 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 31, 2012
Trading Symbol	NENE
Entity Registrant Name	NEW ENERGY TECHNOLOGIES, INC.
Entity Central Index Key	0001071840
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Current assets
Cash and cash equivalents	$ 1,516,829	$ 2,320,185	$ 502,528
Deferred research and development costs	86,262	156,279	64,207
Deferred offering costs		20,000
Prepaid expenses and other current assets	15,500	49,382	14,378
Total current assets	1,618,591	2,545,846	581,113
Equipment, net of accumulated depreciation of $4,346, $463 and $0 at May 31, 2012, August 31, 2011 and August 31, 2010 respectively	21,502	927
Total assets	1,640,093	2,546,773	581,113
Current liabilities
Accounts payable	148,476	119,868	67,553
Accrued liabilities	8,438	161,009	156,109
Convertible promissory note, net of $999,985 discount	15
Warrant liability			8,059
Total current liabilities	156,929	280,877	231,721
Total liabilities	156,929	280,877	231,721
Commitments and contingencies
Stockholders' equity
Preferred stock
Common stock	20,638	20,638	19,533
Additional paid-in capital	13,778,126	12,593,184	7,058,035
Deficit accumulated during the development stage	(12,315,600)	(10,347,926)	(6,728,176)
Total stockholders' equity	1,483,164	2,265,896	349,392
Total liabilities and stockholders' equity	$ 1,640,093	$ 2,546,773	$ 581,113

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Equipment, accumulated depreciation	$ 4,346	$ 463	$ 0
Convertible promissory note, discount	$ 999,985
Preferred stock, par value	$ 0.1	$ 0.1	$ 0.1
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	20,638,360	20,638,360	19,533,533
Common stock, shares outstanding	20,638,360	20,638,360	19,533,533

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		160 Months Ended	169 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012	May 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	May 31, 2012
Revenue
Operating expense
Selling, general and administrative	386,653	1,542,502	1,315,655	3,768,809	3,173,558	1,646,515	9,737,906	11,053,561
Research and development	241,652	138,148	557,400	233,248	451,372	705,549	1,917,696	2,475,096
Total operating expense	628,305	1,680,650	1,873,055	4,002,057	3,624,930	2,352,064	11,655,602	13,528,657
Loss from operations	(628,305)	(1,680,650)	(1,873,055)	(4,002,057)	(3,624,930)	(2,352,064)	(11,655,602)	(13,528,657)
Other income (expense)
Interest income							98,582	98,582
Interest expense	(8,438)	(382)	(8,438)	(1,238)	(1,391)		(12,393)	(20,831)
Loss on disposal of fixed assets							(5,307)	(5,307)
Gain on dissolution of foreign subsidiary							59,704	59,704
Foreign exchange loss			(65)	(497)	(1,488)	(1,344)	(86,373)	(86,438)
Change in fair value of warrant liability				8,059	8,059	2,120,272	2,128,331	2,128,331
Payable forgiven							30,000	30,000
Change in contingent liability			156,109					186,109
Total other income (expense)	(8,453)	(382)	147,591	6,324	5,180	2,118,928	2,212,544	2,360,135
Loss from continuing operations	(636,758)	(1,681,032)	(1,725,464)	(3,995,733)	(3,619,750)	(233,136)	(9,443,058)	(11,168,522)
Loss from discontinued operations	(3,000)		(242,210)				(162,097)	(404,307)
Net loss	(639,758)	(1,681,032)	(1,967,674)	(3,995,733)	(3,619,750)	(233,136)	(9,605,155)	(11,572,829)
Net loss per common share - basic and diluted	$ (0.03)	$ (0.08)	$ (0.1)	$ (0.2)	$ (0.18)	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted	20,638,360	20,638,360	20,638,360	20,314,810	20,396,362	19,533,533
Basic and Diluted Loss per Common Share:
Continuing operations	$ (0.03)	$ (0.08)	$ (0.08)	$ (0.2)
Discontinued operations			$ (0.01)
Accretion of debt discount
Other income (expense)
Interest expense	$ (15)		$ (15)					$ (15)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended													160 Months Ended	169 Months Ended
	May 31, 2012	Aug. 31, 1998	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007	Aug. 31, 2006	Aug. 31, 2005	Aug. 31, 2004	Aug. 31, 2003	Aug. 31, 2002	Aug. 31, 2001	Aug. 31, 2000	Aug. 31, 1999	Aug. 31, 2011	May 31, 2012
Common stock and warrants issued							$ 3,395,955	$ 500,000	$ 500,000
Discount on convertible promissory note due to detachable warrants			547,050
Dividend paid - spin off of MircoChannel Technologies Corporation								(400,000)
Discount on convertible promissory note due to beneficial conversion feature			452,950
Comprehensive income (loss)
Foreign currency translation adjustments						(10,693)	12,504	(1,811)
Net loss	(639,758)	(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)	(9,605,155)	(11,572,829)
Exercise of stock options				30,800
Net loss	(639,758)	(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)	(9,605,155)	(11,572,829)
Ending Balance	1,483,164	140,674	1,483,164	2,265,896	349,392	2,528,790	2,941,589	1,414,622	207,202	(134,816)	(31,674)	(11,887)	(17,557)	37,378	50,282	62,728	2,265,896	1,483,164
Stock Issued
Stock based compensation			193,185	2,855,630	661,040	183,312	3,600,303
Stock Issued | Third Party
Common stock issued		150,000
Stock Issued | Management Services | Related Party Transactions
Restricted common stock issued		3,000										103,332
Stock Issued | First Issuance | Management Services | Related Party Transactions
Restricted common stock issued												80,000
Stock Issued | Second Issuance | Management Services | Related Party Transactions
Restricted common stock issued												23,332
Stock Issued | Class A Warrants
Exercise of Warrants								500,000
Stock Issued | Class B Warrants
Exercise of Warrants								550,000
Stock Issued | Class C Warrants
Exercise of Warrants							10,000	490,000
Stock Issued | Class D Warrants
Exercise of Warrants							11,000	484,000
Stock Issued | Class E Warrants
Exercise of Warrants						12,000		528,000
Stock Issued | Class F Warrants
Exercise of Warrants				3,954,375		1,032,500	218,750
Stock Issued Reversal
Stock based compensation			(8,243)	(1,304,551)	(478,971)	(3,591,093)
ASC 815-40
Cumulative adjustment upon adoption of ASC 815-40					(2,128,331)
Comprehensive Income (Loss)
Comprehensive income (loss)
Foreign currency translation adjustments						(10,693)	12,504	(1,811)
Net loss		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Total comprehensive income (loss)		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,950,482	(5,709,041)	(1,444,580)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Net loss		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Total comprehensive income (loss)		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,950,482	(5,709,041)	(1,444,580)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Common Stock
Common stock and warrants issued (in shares)							1,225,000	333,333	1,000,000
Common stock and warrants issued							1,225	333	1,000
Rounding due to reverse one for three stock split effective March 16, 2011				(3)
Comprehensive income (loss)
Exercise of stock options (in shares)				50,318
Exercise of stock options				50
Ending Balance (in shares)	20,638,360	3,375,000	20,638,360	20,638,360	19,533,533	19,533,533	19,251,533	17,954,866	14,708,200	13,708,200	13,708,200	13,708,200	3,375,000	3,375,000	3,375,000	3,375,000	20,638,360	20,638,360
Ending Balance	20,638	3,375	20,638	20,638	19,533	19,533	19,251	17,955	14,708	13,708	13,708	13,708	3,375	3,375	3,375	3,375	20,638	20,638
Common Stock | Stock Issued | Third Party
Common stock issued (in shares)		375,000
Common stock issued		375
Common Stock | Stock Issued | Management Services | Related Party Transactions
Restricted common stock issued (in shares)		3,000,000										10,333,200
Restricted common stock issued		3,000										10,333
Common Stock | Stock Issued | First Issuance | Management Services | Related Party Transactions
Restricted common stock issued (in shares)												8,000,000
Restricted common stock issued												8,000
Common Stock | Stock Issued | Second Issuance | Management Services | Related Party Transactions
Restricted common stock issued (in shares)												2,333,200
Restricted common stock issued												2,333
Common Stock | Stock Issued | Class A Warrants
Exercise of Warrants (in shares)								1,000,000
Exercise of Warrants								1,000
Common Stock | Stock Issued | Class B Warrants
Exercise of Warrants (in shares)								1,000,000
Exercise of Warrants								1,000
Common Stock | Stock Issued | Class C Warrants
Exercise of Warrants (in shares)							6,667	326,667
Exercise of Warrants							7	327
Common Stock | Stock Issued | Class D Warrants
Exercise of Warrants (in shares)							6,667	293,333
Exercise of Warrants							7	293
Common Stock | Stock Issued | Class E Warrants
Exercise of Warrants (in shares)						6,667		293,333
Exercise of Warrants						7		293
Common Stock | Stock Issued | Class F Warrants
Exercise of Warrants (in shares)				1,054,512		275,333	58,333
Exercise of Warrants				1,055		275	58
Additional Paid-in Capital
Common stock and warrants issued							3,394,730	499,667	499,000
Discount on convertible promissory note due to detachable warrants			547,050
Discount on convertible promissory note due to beneficial conversion feature			452,950
Comprehensive income (loss)
Exercise of stock options				30,750
Ending Balance	13,778,126	149,625	13,778,126	12,593,184	7,058,035	8,661,526	11,025,089	3,790,377	741,624	242,624	242,624	242,624	149,625	149,625	149,625	149,625	12,593,184	13,778,126
Additional Paid-in Capital | Stock Issued
Stock based compensation			193,185	2,855,630	661,040	183,312	3,600,303
Additional Paid-in Capital | Stock Issued | Third Party
Common stock issued		149,625
Additional Paid-in Capital | Stock Issued | Management Services | Related Party Transactions
Restricted common stock issued												92,999
Additional Paid-in Capital | Stock Issued | First Issuance | Management Services | Related Party Transactions
Restricted common stock issued												72,000
Additional Paid-in Capital | Stock Issued | Second Issuance | Management Services | Related Party Transactions
Restricted common stock issued												20,999
Additional Paid-in Capital | Stock Issued | Class A Warrants
Exercise of Warrants								499,000
Additional Paid-in Capital | Stock Issued | Class B Warrants
Exercise of Warrants								549,000
Additional Paid-in Capital | Stock Issued | Class C Warrants
Exercise of Warrants							9,993	489,673
Additional Paid-in Capital | Stock Issued | Class D Warrants
Exercise of Warrants							10,993	483,707
Additional Paid-in Capital | Stock Issued | Class E Warrants
Exercise of Warrants						11,993		527,707
Additional Paid-in Capital | Stock Issued | Class F Warrants
Exercise of Warrants				3,953,320		1,032,225	218,692
Additional Paid-in Capital | Stock Issued Reversal
Stock based compensation			(8,243)	(1,304,551)	(478,971)	(3,591,093)
Additional Paid-in Capital | ASC 815-40
Cumulative adjustment upon adoption of ASC 815-40					(1,785,560)
Accumulated Other Comprehensive Income (Loss)
Comprehensive income (loss)
Foreign currency translation adjustments						(10,693)	12,504	(1,811)
Ending Balance							10,693	(1,811)
Deficit Accumulated During the Development Stage
Dividend paid - spin off of MircoChannel Technologies Corporation								(400,000)
Comprehensive income (loss)
Net loss		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Net loss		(12,326)	(1,967,674)	(3,619,750)	(233,136)	1,961,175	(5,721,545)	(1,442,769)	(157,982)	(103,142)	(19,787)	(97,662)	(54,935)	(12,904)	(12,446)	(77,946)
Ending Balance	(12,315,600)	(12,326)	(12,315,600)	(10,347,926)	(6,728,176)	(6,152,269)	(8,113,444)	(2,391,899)	(549,130)	(391,148)	(288,006)	(268,219)	(170,557)	(115,622)	(102,718)	(90,272)	(10,347,926)	(12,315,600)
Deficit Accumulated During the Development Stage | ASC 815-40
Cumulative adjustment upon adoption of ASC 815-40					$ (342,771)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended					12 Months Ended									12 Months Ended												12 Months Ended		4 Months Ended
	Aug. 31, 2008	Aug. 31, 2007	Aug. 31, 2006	Aug. 31, 2007 Class A Warrants Stock Issued	Aug. 31, 2007 Class B Warrants Stock Issued	Aug. 31, 2008 Class C Warrants Stock Issued	Aug. 31, 2007 Class C Warrants Stock Issued	Aug. 31, 2008 Class D Warrants Stock Issued	Aug. 31, 2007 Class D Warrants Stock Issued	Aug. 31, 2009 Class E Warrants Stock Issued	Aug. 31, 2007 Class E Warrants Stock Issued	Aug. 31, 2011 Class F Warrants Stock Issued	Aug. 31, 2009 Class F Warrants Stock Issued	Aug. 31, 2008 Class F Warrants Stock Issued	Aug. 31, 2007 Minimum Class A Warrants Stock Issued	Aug. 31, 2007 Minimum Class B Warrants Stock Issued	Aug. 31, 2011 Minimum Class F Warrants Stock Issued	Aug. 31, 2009 Minimum Class F Warrants Stock Issued	Aug. 31, 2008 Minimum Class F Warrants Stock Issued	Aug. 31, 2007 Maximum Class A Warrants Stock Issued	Aug. 31, 2007 Maximum Class B Warrants Stock Issued	Aug. 31, 2011 Maximum Class F Warrants Stock Issued	Aug. 31, 2009 Maximum Class F Warrants Stock Issued	Aug. 31, 2008 Maximum Class F Warrants Stock Issued	Aug. 31, 2003 Related Party Transactions Management Services Stock Issued	Aug. 31, 1998 Related Party Transactions Management Services Stock Issued	Aug. 31, 2003 Related Party Transactions Management Services First Issuance Stock Issued	Aug. 31, 2003 Related Party Transactions Management Services Second Issuance Stock Issued	Aug. 31, 1998 Third Party Stock Issued
Common stock and warrants issued, per share	$ 3	$ 1.5	$ 0.5																										$ 0.4
Exercise of Warrants, per share				$ 0.5	$ 0.55	$ 1.5	$ 1.5	$ 1.65	$ 1.65	$ 1.8	$ 1.8	$ 3.75	$ 3.75	$ 3.75
Restricted common stock issued, per share																									$ 0.001	$ 0.001	$ 0.01	$ 0.01
Common stock and warrants issued, issuance date	Feb 29, 2008	Apr 23, 2007	May 16, 2006
Restricted common stock issued, issuance date																											Dec 19, 2002	Mar 18, 2003
Exercise of Warrants, date						Mar 31, 2008	Aug 31, 2007	May 31, 2008	Aug 31, 2007	Jul 31, 2009	Aug 31, 2007				Nov 1, 2006	Nov 1, 2006	Oct 1, 2010	Jul 1, 2009	Apr 1, 2008	Dec 31, 2006	May 31, 2007	Feb 28, 2011	Aug 31, 2009	May 31, 2008

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		160 Months Ended	169 Months Ended
	May 31, 2012	May 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	May 31, 2012
Cash flows from operating activities
Loss from continuing operations	$ (1,725,464)	$ (3,995,733)	$ (3,619,750)	$ (233,136)	$ (9,443,058)	$ (11,168,522)
Add: loss from discontinued operations	(242,210)				(162,097)	(404,307)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	3,883	348	463		4,945	8,828
Stock based compensation expense	193,185	2,669,468	2,855,630	661,040	7,300,285	7,493,470
Reversal of stock based compensation expense due to forfeiture of stock options	(8,243)		(1,304,551)	(478,971)	(5,374,615)	(5,382,858)
Change in fair value of warrant liability		(8,059)	(8,059)	(2,120,272)	(2,128,331)	(2,128,331)
Loss on disposal of fixed assets					5,307	5,307
Payable written off					(30,000)	(30,000)
Common stock issued for services					3,000	3,000
Common stock issued for debt settlement					103,332	103,332
Accretion of debt discount	15					15
Changes in operating assets and liabilities:
Decrease (increase) in deferred research and development costs	70,017	(98,437)	(92,072)	(24,648)	(156,279)	(86,262)
Decrease (increase) in prepaid expenses and other current assets	53,882	(40,021)	(55,004)	(6,792)	(49,382)	(15,500)
Increase (decrease) in accounts payable	28,608	9,145	52,315	(30,914)	119,868	178,476
Increase (decrease) in accrued liabilities	(152,571)	9,750	4,900		161,009	8,438
Increase in accounts payable - related party					30,000
Net cash used in operating activities	(1,778,898)	(1,453,539)	(2,166,128)	(2,233,693)	(9,616,016)	(11,414,914)
Cash flows from investing activity
Purchase of equipment	(24,458)	(1,390)	(1,390)		(11,179)	(35,637)
Net cash used in investing activity	(24,458)	(1,390)	(1,390)		(11,179)	(35,637)
Cash flows from financing activities
Proceeds from the issuance of common stock, exercise of warrants and stock options, net		3,985,175	3,985,175		12,367,380	12,367,380
Repayment of promissory note					(155,000)	(155,000)
Proceeds from promissory notes	1,000,000				155,000	1,155,000
Dividend paid					(400,000)	(400,000)
Net cash provided by financing activities	1,000,000	3,985,175	3,985,175		11,967,380	12,967,380
Increase (decrease) in cash and cash equivalents	(803,356)	2,530,246	1,817,657	(2,233,693)	2,340,185	1,516,829
Cash and cash equivalents at beginning of period	2,320,185	502,528	502,528	2,736,221
Cash and cash equivalents at end of period	1,516,829	3,032,774	2,320,185	502,528	2,320,185	1,516,829
Supplemental disclosure of cash flow information:
Interest paid in cash		1,238	1,391		12,393	12,393
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Accrued management fees converted to equity					103,332	103,332
Warrants issued for broker commissions					642,980	642,980
Warrant
Supplemental disclosure of non-cash transactions:
Debt discount	547,050					547,050
Beneficial Conversion Feature
Supplemental disclosure of non-cash transactions:
Debt discount	$ 452,950					$ 452,950

Organization Going Concern and Summary of Significant Accounting Policies	9 Months Ended
May 31, 2012
Organization Going Concern and Summary of Significant Accounting Policies

NOTE 1 - Organization Going Concern and Summary of Significant Accounting Policies

Basis of Presentation

The unaudited financial statements of New Energy Technologies, Inc. as of May 31, 2012, and for the three and nine months ended May 31, have been prepared in accordance with accounting principles generally accepted in the United States for interim financial reporting. Accordingly, they do not include all of the disclosures required by accounting principles generally accepted in the United States for complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended August 31, 2011, as filed with the Securities and Exchange Commission as part of the Company’s Form 10-K. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of the interim financial information have been included. The results of operations for any interim period are not necessarily indicative of the results of operations for the entire year.

Organization

New Energy Technologies, Inc. (the “Company”) was incorporated in the State of Nevada on May 5, 1998, under the name “Octillion Corp.” On December 2, 2008, the Company amended its Articles of Incorporation to effect a change of name to New Energy Technologies, Inc. The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Sungen Energy, Inc. (“Sungen”), Kinetic Energy Corporation (“KEC”), and New Energy Solar Corporation (“New Energy Solar”).

Sungen was incorporated on July 11, 2006, in the State of Nevada and is currently inactive.

KEC was incorporated on June 19, 2008, in the State of Nevada and holds the patents related to the Company’s MotionPower™ technology. The Company’s business activities related to the MotionPower™ technology are conducted through KEC.

New Energy Solar was incorporated on February 9, 2009, in the State of Florida and has entered into a License Agreement, an Addendum to the License Agreement, an Option Agreement and a Sponsored Research Agreement with the University of South Florida Research Foundation, Inc.

On March 16, 2011, pursuant to a February 7, 2011, written consent signed by the shareholders owning a majority of the Company’s issued and outstanding shares and a February 24, 2011, unanimous written consent of the Company’s Board of Directors (the “Board”) (collectively the “Consents”), the Company underwent a one-for-three reverse stock split whereby holders of three shares of the Company’s common stock as of March 15, 2011, received one share of its common stock after the reverse stock split, with all fractional shares being rounded up to the nearest whole share.

All share and per share amounts have been retrospectively restated to reflect the one-for-three reverse stock split effected March 16, 2011 and declared effective by the Financial Industry Regulatory Authority (“FINRA”) as of March 21, 2011.

On March 16, 2011, pursuant to the Consents, the Company filed a Certificate of Amendment to its Certificate of Incorporation increasing its authorized shares of common stock, $0.001 par value, from 100,000,000 to 300,000,000.

On August 19, 2011, the Company established Nakoda, a California corporation and wholly-owned subsidiary of the Company, which began operations in September 2011. Nakoda is an energy savings and management corporation that provides a broad range of energy solutions and savings projects with the goal of implementing energy conservation, load management, and reducing building energy consumption in target markets. Due to the high costs associated with growing operations and difficult financing environment, management suspended all Nakoda related operations as of November 30, 2011. On January 20, 2012, management completed the sale of Nakoda Energy, Inc. as described pursuant to a Stock Purchase Agreement. During the nine months ended May 31, 2012, The Company recognized a loss of $242,210 from discontinued operations, of which $102,250 of this loss resulted from the disposition.

The Company is a renewable and alternative energy company, actively developing two novel technologies for generating sustainable electricity, one of which harvests solar energy of the sun and artificial light, and the other harvests kinetic energy present in moving vehicles. The Company’s proprietary, patent-pending technologies and products, which are the subjects of 46 patent-filings, have been invented, designed, engineered, and prototyped in preparation for further field testing, product development, and commercial deployment.

The Company’s SolarWindow™ technology generates electricity when glass surfaces are sprayed with electricity-generating coatings, creating, semi-transparent, see-through solar cells. If successfully developed, SolarWindow™ could potentially be used on any of the more than 85 million commercial and residential buildings in the United States alone (U.S. Census Bureau, 2007 American Housing Survey & U.S. Energy Information Administration, 2003 Commercial Buildings Energy Consumption Survey).

The Company’s MotionPower™ technology harvests kinetic energy from cars, trucks, buses, and heavy commercial vehicles when they slow down before coming to a stop. MotionPower™ converts this captured energy into electricity. If successfully developed, MotionPower™ could potentially be used to harvest kinetic energy generated by any of the estimated 250 million vehicles registered in America (U.S. Department of Transportation Federal Highway Administration, 2008 Highway Statistics), which drive approximately six billion miles on our nation’s roadways every day (U.S. Environmental Protection Agency).

The Company’s product development programs involve ongoing research and development efforts, and the commitment of significant resources to support the extensive invention, design, engineering, testing, prototyping, and intellectual property initiatives carried-out by its contract engineers, scientists, and consultants.

Going Concern

The Company is a development stage company, does not have any commercialized products and has not generated any revenue since inception. The Company has an accumulated deficit of $12,315,600 as of May 31, 2012, and does not have positive cash flows from operating activities. The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which contemplates continuation of the Company as a going concern, which is dependent upon the Company’s ability to establish itself as a profitable business.

In its report with respect to the Company’s financial statements for the year ended August 31, 2011, the Company’s independent auditors expressed substantial doubt about the Company’s ability to continue as a going concern. Because the Company has not yet generated revenues from its operations and does not expect to do so in the near future, its ability to continue as a going concern is wholly dependent upon its ability to obtain additional financing. Currently, the Company is seeking additional financing but has no commitments to obtain any such financing, and there can be no assurance that financing will be available in amounts or on terms acceptable to the Company, if at all.

As of May 31, 2012, the Company had cash and cash equivalents of $1,516,829. The Company will remain engaged in research and product development activities at least through August 31, 2012. Based upon its current and near term anticipated level of operations and expenditures, the Company believes that, absent any modification or expansion of its existing research, development and testing activities, cash on hand should be sufficient to enable it to continue operations for the next twelve months. However, any significant expansion in scope or acceleration in timing of the Company’s current research and development activities, or commencement of any marketing and sales activities, will require additional funds.

If adequate funds are not available on reasonable terms or at all, it would result in a material adverse effect on the Company’s business, operating results, financial condition and prospects. In particular, the Company may be required to delay, reduce the scope of or terminate one or more of its research programs, sell rights to its SolarWindow™ technology and/or MotionPowerTM technology or other technologies or products based upon such technologies, or license the rights to such technologies or products on terms that are less favorable to the Company than might otherwise be available.

In view of these conditions, the ability of the Company to continue as a going concern is in substantial doubt and dependent upon achieving a profitable level of operations and on the ability of the Company to obtain necessary financing to fund ongoing operations. These consolidated financial statements do not give effect to any adjustments which will be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying consolidated financial statements.

Summary of Significant Accounting Policies

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owned subsidiaries, Sungen, KEC, and New Energy Solar. All significant intercompany balances and transactions have been eliminated.

Estimates

The preparation of the Company’s consolidated financial statements requires management to make estimates and use assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses. These estimates and assumptions are affected by management’s application of accounting policies. On an on-going basis, the Company evaluates its estimates. Actual results and outcomes may differ materially from these estimates and assumptions.

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. On occasion, the Company has amounts deposited with financial institutions in excess of federally insured limits.

Reclassifications

Certain reclassifications have been made to prior fiscal year amounts or balances to conform to the presentation adopted in the current fiscal year.

Fair Value Measurement

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access. The Company has no assets or liabilities valued with Level 1 inputs.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. The Company has no assets or liabilities valued with Level 2 inputs.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.

Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, accounts payable and accrued liabilities approximate their fair value because of the short-term nature of these instruments and their liquidity. It is not practical to determine the carry value of our notes payable due to the complex terms. Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Research and Development

Research and development costs represent costs incurred to develop the Company’s technology, including salaries and benefits for research and development personnel, allocated overhead and facility occupancy costs, supplies, equipment purchase and repair and other costs. Research and development costs are expensed when incurred, except for nonrefundable advance payments for future research and development activities which are capitalized and recognized as expense as the related services are performed.

During the three months ended May 31, 2012 and 2011, the Company incurred $241,652 and $138,148 on research and development activities. During the nine months ended May 31, 2012 and 2011, the Company incurred $557,400 and $233,248 on research and development activities. From inception (May 5, 1998) to May 31, 2012, the Company incurred $2,475,096 on research and development activities.

Stock-Based Compensation

The Company measures all employee stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes-Merton formula to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes-Merton formula requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See “Note 6 - Capital Stock” and “Note 7 - Stock Options” for additional information on the Company’s stock-based compensation plans.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carry-forwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized. The Company reports a liability for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively.

Segment Reporting

The Company’s business is considered as operating in one segment based upon the Company’s organizational structure, the way in which the operations are managed and evaluated, the availability of separate financial results and materiality considerations.

Net Income (Loss) Per Share

Pursuant to ASC 260-10-45-10, the computation of basic earnings per share (“EPS”) is based on the weighted average number of shares that were outstanding during the period, including shares of common stock that are issuable at the end of the reporting period. The computation of diluted EPS is based on the number of basic weighted-average shares outstanding plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method. However, pursuant to ASC 260-10-45-17, the computation of diluted net income per share shall not assume conversion, exercise or contingent issuance of securities that would have an antidilutive effect on earnings per share. Therefore, when calculating EPS if the Company experienced a loss, there is no inclusion of dilutive securities as their inclusion in the EPS calculation is antidilutive. Furthermore, pursuant to ASC 260-10-45-25, options and warrants will have a dilutive effect under the treasury stock method only when the average market price of the common stock during the period exceeds the exercise price of the options or warrants (they are in the money). See “Note 8 - Net Loss Per Share” for further discussion.

All share and per share amounts reflect the 1-for-3 reverse stock split declared effective on March 21, 2011, by FINRA.

Recently Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

Accounts Payable	9 Months Ended
May 31, 2012
Accounts Payable

NOTE 2 - Accounts Payable

At May 31, 2012, accounts payable consisted of $37,820 of professional services and $110,656 of trade payables, and accrued liabilities consisted of $8,438 of accrued interest on the Company's $1,000,000 outstanding bridge Loan agreement dated April 17, 2012.

At August 31, 2011, accounts payable consisted of $52,029 of professional services and $67,839 of trade payables, and accrued liabilities consisted of $156,109 due to the University of Illinois that was written off in 2012 (See “Note 4 - SolarWindow™ Technology;” University of Illinois at Urbana-Champaign Sponsored Research Agreement), $1,900 due an investor relations firm and $3,000 due to Veryst Engineering LLC.

Convertible Promissory Note	9 Months Ended
May 31, 2012
Convertible Promissory Note

NOTE 3 - Convertible Promissory Note

On April 17, 2012, the Company entered into a Bridge Loan Agreement (the “Loan Agreement”) with 1420524 Alberta Ltd. (the “Creditor”) pursuant to which the Company borrowed $1,000,000 at an annual interest rate of 7% (the “Loan”), compounded quarterly; following the occurrence of an event of default, as further specified in the Loan Agreement, the annual interest rate would increase to 15%. The Loan was evidenced by a promissory note with a maturity date of the earlier of: (a) the closing of any equity financing by us in excess of $1,000,000, or (b) April 16, 2013. As a condition to the Creditor’s entry into the Loan Agreement, we issued the Creditor 625,000 Series G Stock Purchase Warrants (the “Series G Warrants”), which are exercisable through April 17, 2016, with an initial exercise price of 84% of the average of the closing price for our common stock as reported on the OTCQB for the five trading days immediately preceding the closing of the Loan, or $1.92 per share, subject to adjustment as provided therein. Additionally, the Series G Warrants contain a cashless exercise provision and require us to file a registration statement with the SEC for the shares issuable upon exercise of the Series G Warrants within 60 days receipt of a written request by the Creditor. The Creditor may elect, in its sole discretion, to convert all or any portion of the outstanding principal amount of the Loan, and any or all accrued and unpaid interest thereon into shares of our common stock at an initial fixed conversion price equal to seventy (70%) percent of the average of the closing price for Borrower’s common stock as reported on the OTCQB for the five trading days immediately preceding the closing of the Loan, or $1.60 per share subject to adjustment as provided therein.

Pursuant to ASC 470-20-25, the Company first allocated between the Loan and the warrants based upon their relative fair values. The estimated fair value of the warrants issued with the Loan of $1,207,750 was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock - $2.12 per share; estimated volatility - 167%; risk free interest rate - 0.88%; expected dividend rate - 0% and expected life - 3.0 years. This resulted in allocating $547,050 to the warrants and $452,950 to the Loan.

Next, the intrinsic value of the beneficial conversion feature was computed as the difference between the fair value of the common stock issuable upon conversion of the Loan and the total price to convert based on the effective conversion price. The calculated intrinsic value was $872,050. As this amount resulted in a total debt discount that exceeds the loan proceeds, the amount recorded for the beneficial conversion feature was limited to $452,950. The resulting $1,000,000 discount to the Loan is being accreted over the one year term of the Loan using the effective interest method.

During the three months ended May 31, 2012, the Company recognized $8,438 of interest expense related to this Note and $15 of accretion related to the debt discount. The remaining debt discount of $999,985 will be amortized through April 16, 2013.

SolarWindow Technology	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
SolarWindow Technology

NOTE 4 - SolarWindow™ Technology

Stevenson-Wydler Cooperative Research and Development Agreement with the Alliance for Sustainable Energy

On March 18, 2011, in the Company’s efforts to advance the commercial development of its SolarWindow™ technology, it entered into a Stevenson-Wydler Cooperative Research and Development Agreement (the “CRADA”) with the Alliance for Sustainable Energy, LLC, which is the operator of The National Renewable Energy Laboratory (“NREL”) under its U.S. Department of Energy contract. Under terms of the CRADA, NREL researchers will make use of the Company’s exclusive intellectual property and NREL’s background intellectual property in order to work towards specific product development goals. A No-Cost Extension to the CRADA extends SolarWindow™ development through December 2012.

Pursuant to SEC Rule 24b-2, the Company submitted a request to the SEC for confidential treatment of certain portions of the CRADA, which has been granted. Accordingly, certain terms of the CRADA have not been disclosed. The disclosure of such confidential information may potentially harm the Company’s competitive position and jeopardize its ability to effectively negotiate future development and sublicensing agreements on preferential terms; and, ongoing relationship with NREL and its ability to negotiate favorable terms with NREL in regards to the ongoing development of the Company’s technologies.

Pursuant to the CRADA, during the three months ended May 31, 2012 and 2011, the Company recorded $66,897 and $0, respectively, as research and development expense. During the nine months ended May 31, 2012 and 2011, the Company recorded $159,728 and $84,717, respectively, as research and development expense. From inception (May 5, 1998) to May 31, 2012, the Company recorded $285,637 as research and development expense.

University of South Florida Research Foundation, Inc. License Agreement, Option Agreement and Sponsored Research Agreement

Through New Energy Solar the Company is a party to a License Agreement, an Addendum to the License Agreement, an Option Agreement and a Sponsored Research Agreement with the University of South Florida Research Foundation, Inc. These agreements provide for the Company’s support of a project relating to the development of the SolarWindow™ technology and grant it an exclusive worldwide commercial license under certain patents relating to the SolarWindow™ technology. A No-Cost Extension to the Sponsored Research Agreement extends SolarWindow™ R&D through December 2012. Pursuant to SEC Rule 24b-2, the Company has submitted requests to the SEC for confidential treatment of certain portions of these agreements, which have been granted. Accordingly, certain terms of these agreements have not been disclosed.

On July 5, 2011, the Company entered into a letter agreement pursuant to which the Company agreed to reimburse the University of South Florida (“USF”) for filing fees associated with USF’s Provisional Patent and future PCT Applications (the “Applications”) for certain identified technologies (the “Letter Agreement”). Pursuant to the terms of the Letter Agreement, the Company committed to reimburse USF for all documented, out-of-pocket costs directly related to the filing and maintenance of the Applications. In return, USF granted the Company the exclusive right to negotiate a definitive option or license agreement with USF for the technologies underlying the Applications for a period of time after USF files a Provisional Patent for an identified technology (the “Negotiation Period”). Should the Negotiation Period expire without the Company and USF entering into an agreement, the Company could extend the Negotiation Period for an additional period of time by paying USF a one-time payment of a specified sum. If after this additional time the Company and USF fail to enter into an agreement, USF is free to enter into negotiations and license the underlying technologies to a third-party.

Pursuant to these agreements, during the three and nine months ended May 31, 2012 and 2011, and from inception (May 5, 1998) to May 31, 2012, the Company recorded the following as research and development expense and patent related expense included in selling, general and administrative expenses:

					Cumulative
					May 5, 1998
	Three Months Ended May 31,		Nine Months Ended May 31,		(Inception) to
	2012	2011	2012	2011	May 31, 2012
University of South Florida:
Research and development expense	$24,935	$18,556	$64,016	$58,800	$354,887
Patent and PCT application expense	7,858	5,843	23,248	5,943	38,363
Total	$32,793	$24,399	$87,264	$64,743	$393,250

University of Illinois at Urbana-Champaign Sponsored Research Agreement

Through Sungen the Company was a party to a Sponsored Research Agreement with the University of Illinois at Urbana-Champaign (“UIUC”) that provided for the Company’s support of the development of a new technology to integrate films of silicon nanoparticle material on glass substrates. This agreement expired on August 22, 2008. As of such date, the Company had advanced a total of $266,709 to UIUC pursuant to the terms of the agreement. Pursuant to the terms of the agreement, the Company was to advance an additional $156,109 to UIUC, which is included in other accrued liabilities at August 31, 2011. The Company had not made the advance as the advance was contingent on the determination as to whether funds previously paid to UIUC under the terms of the agreement had been fully expended. The Company was of the opinion that to the extent these funds were not expended, they are refundable to the Company.

During the nine months ended May 31, 2012, The Company evaluated the status of the aforementioned agreement and related contingent liability to UIUC. The Company determined that the $156,109 liability is no longer valid and has been eliminated to other income.

The Company has not recorded any research and development expense pursuant to this agreement since its fiscal year ending August 31, 2008. During the period from inception (May 5, 1998) to August 31, 2011, the Company recorded $422,818 as research and development expense pursuant to this agreement and a $156,109 credit to other income during the nine months ended May 31, 2012.

Note 5. SolarWindow™ Technology

Stevenson-Wydler Cooperative Research and Development Agreement with the Alliance for Sustainable Energy

On March 18, 2011, in the Company’s efforts to advance the commercial development of its SolarWindow™ technology, it entered into a Stevenson-Wydler Cooperative Research and Development Agreement (the “CRADA”) with the Alliance for Sustainable Energy, LLC, which is the operator of The National Renewable Energy Laboratory (“NREL”) under its U.S. Department of Energy contract. Under terms of the CRADA, NREL researchers will make use of the Company’s exclusive intellectual property and NREL’s background intellectual property in order to work towards specific product development goals.

Pursuant to SEC Rule 24b-2, the Company submitted a request to the SEC for confidential treatment of certain portions of the CRADA, which has been granted. Accordingly, certain terms of the CRADA have not been disclosed. The disclosure of such confidential information may potentially harm the Company’s competitive position and jeopardize its ability to effectively negotiate future development and sublicensing agreements on preferential terms; and, ongoing relationship with NREL and its ability to negotiate favorable terms with NREL in regards to the ongoing development of the Company’s technologies.

University of South Florida Research Foundation, Inc. License Agreement, Option Agreement and Sponsored Research Agreement

Through the Company’s wholly-owned subsidiary, New Energy Solar Corporation, it is a party to a License Agreement, an Addendum to the License Agreement, an Option Agreement and a Sponsored Research Agreement with the University of South Florida Research Foundation, Inc. These agreements provide for the Company’s support of a project relating to the development of the SolarWindow™ technology and grant it an exclusive worldwide commercial license under certain patents relating to the SolarWindow™ technology. Pursuant to SEC Rule 24b-2, the Company has submitted requests to the SEC for confidential treatment of certain portions of these agreements, which have been granted. Accordingly, certain terms of these agreements have not been disclosed.

On July 5, 2011, the Company entered into a letter agreement pursuant to which the Company agreed to reimburse the University of South Florida (“USF”) for filing fees associated with USF’s Provisional Patent and future PCT Applications (the “Applications”) for certain identified technologies (the “Letter Agreement”). Pursuant to the terms of the Letter Agreement, the Company committed to reimburse USF for all documented, out-of-pocket costs directly related to the filing and maintenance of the Applications. In return, USF granted the Company the exclusive right to negotiate a definitive option or license agreement with USF for the technologies underlying the Applications for a period of time after USF files a Provisional Patent for an identified technology (the “Negotiation Period”). Should the Negotiation Period expire without the Company and USF entering into an agreement, the Company could extend the Negotiation Period for an additional period of time by paying USF a one-time payment of a specified sum. If after this additional time the Company and USF fail to enter into an agreement, USF is free to enter into negotiations and license the underlying technologies to a third-party.

During the years ended August 31, 2011 and 2010, the Company recorded $113,762 and $138,936, respectively, as research and development expense pursuant to these agreements. During the period from inception (May 5, 1998) to August 31, 2011, the Company recorded $290,870 as research and development expense pursuant to these same agreements.

University of Illinois at Urbana-Champaign Sponsored Research Agreement

Through the Company’s wholly-owned subsidiary, Sungen Energy, Inc., it was a party to a Sponsored Research Agreement with the University of Illinois at Urbana-Champaign that provided for the Company’s support of the development of a new technology to integrate films of silicon nanoparticle material on glass substrates. This agreement expired on August 22, 2008. As of such date, the Company had advanced a total of $266,709 to the University of Illinois pursuant to the terms of the agreement. Pursuant to the terms of the agreement, the Company was to advance an additional $156,109 to the University of Illinois, which is included in other accrued liabilities at August 31, 2011 and August 31, 2010. However, the Company has not made the advance pending determination as to whether funds previously paid to the University of Illinois under the terms of the agreement have been fully expended. The Company is of the opinion that to the extent these funds were not expended, they are refundable to the Company.

The Company did not record any research and development expense pursuant to this agreement during the year ended August 31, 2011 or 2010. During the period from inception (May 5, 1998) to August 31, 2011, the Company recorded $422,818 as research and development expense pursuant to this agreement.

MotionPower Technology	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
MotionPower Technology

NOTE 5 - MotionPower™ Technology

Veryst Agreement

Through KEC the Company is a party to certain agreements with Veryst Engineering LLC, a Boston area engineering and consulting firm with experience in product development and energy harvesting; one dated November 4, 2008, two dated September 9, 2009 and one dated July 6, 2010 (collectively, the “Veryst Agreements”), all relating to the development of the Company’s MotionPowerTM technologies. Pursuant to SEC Rule 24b-2, the Company submitted a request to the SEC for confidential treatment of certain portions of the November 4, 2008 agreement, relating to the payment terms, scope of work and the milestone terms of the agreement, which has been granted. Accordingly, certain terms and provisions of the November 4, 2008, agreement have not been disclosed.

During the three months ended May 31, 2012 and 2011, the Company recorded $0 and $16,075, respectively, as research and development expense pursuant to these agreements.During the nine months ended May 31, 2012 and 2011, the Company recorded $2,564 and $44,508, respectively, as research and development expense pursuant to these agreements. From inception (May 5, 1998) to May 31, 2012, the Company recorded $560,880 as research and development expense pursuant to these agreements.

Veryst Engineering LLC has successfully completed its contracted services associated with the Veryst Agreements.

Sigma Design Agreement

Through KEC the Company continues to be a party to certain consulting agreements with Sigma Design Company, a Middlesex, New Jersey based engineering and design firm, pursuant to which Sigma Design provides ongoing engineering, product development and testing services primarily relating to the development of the Company’s MotionPower™ technology. On January 12, 2012 Sigma Design proposed and the Company agreed to have Sigma design, fabricate and perform initial testing of our MotionPower™ technology. The estimated cost to perform this work was $185,000 to $205,000 with a $20%, or $37,000 down payment and monthly billings. During the three and nine months ended May 31, 2012, the Company expensed $111,000 and $185,000, respectively related to this work.

Including the January 12, 2012 agreement, during the three months ended May 31, 2012 and 2011, the Company recorded $125,150 and $24,800, respectively, as research and development expense pursuant to these agreements. During the nine months ended May 31, 2012 and 2011, the Company recorded $279,287 and $51,223, respectively, as research and development expense pursuant to these agreements. From inception (May 5, 1998) to May 31, 2012, the Company recorded $695,981 as research and development expense pursuant to these agreements. The Company continues to utilize Sigma Design Company on a consulting basis to further test, calibrate, and develop the Company’s MotionPower™ technology.

Note 6. MotionPower™ Technology

Veryst Agreement

Through the Company’s wholly-owned subsidiary, Kinetic Energy Corporation, it is a party to certain agreements with Veryst Engineering LLC, a Boston area engineering and consulting firm with experience in product development and energy harvesting; one dated November 4, 2008, two dated September 9, 2009 and one dated July 6, 2010 (collectively, the “Veryst Agreements”), all relating to the development of car and truck energy harvesters. Pursuant to SEC Rule 24b-2, the Company submitted a request to the SEC for confidential treatment of certain portions of the November 4, 2008 agreement, relating to the payment terms, scope of work and the milestone terms of the agreement, which has been granted. Accordingly, certain terms and provisions of the November 4, 2008 agreement have not been disclosed.

During the years ended August 31, 2011 and 2010, the Company recorded $48,225 and $346,915, respectively, as research and development expense pursuant to these agreements. During the period from inception (May 5, 1998) to August 31, 2011, the Company recorded $558,315 as research and development expense pursuant to these same agreements.

Veryst Engineering LLC has successfully completed its contracted services associated with the Veryst Agreements.

Sigma Design Agreement

Through Kinetic Energy Corporation, the Company continues to be a party to certain consulting agreements with Sigma Design Company, a Middlesex, New Jersey based engineering and design firm, pursuant to which Sigma Design provides ongoing engineering, product development and testing services relating to the development of the Company’s MotionPower™ technology.

During the year ended August 31, 2011 and 2010, the Company recorded $147,423 and $197,102, respectively, as research and development expense pursuant to these agreements. During the period from inception (May 5, 1998) to August 31, 2011, the Company recorded $413,694 as research and development expense pursuant to these agreements.

The Company continues to utilize Sigma Design Company on a consulting basis to further test, calibrate, and develop the Company’s MotionPower™ technology.

Capital Stock	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Capital Stock

NOTE 6 - Capital Stock

Preferred Stock

At May 31, 2012, there were 1,000,000 shares of preferred stock (par value $0.10 per share) authorized, of which no shares were issued and outstanding. The Board has the authority to issue such stock in one or more series, to fix the number of shares and to fix and determine the relative rights and preferences of the shares of any such series so established to the full extent permitted by the laws of the State of Nevada and the Articles of Incorporation.

Reverse Stock Split

On March 16, 2011, pursuant to a February 7, 2011, written consent signed by the shareholders owning a majority of the Company’s issued and outstanding shares and a February 24, 2011, unanimous written consent of the Company’s Board, the Company underwent a one-for-three reverse stock split whereby holders of three shares of the Company’s common stock as of March 15, 2011, received one share of its common stock after the reverse stock split, with all fractional shares being rounded up to the nearest whole share.

All share and per share amounts have been retrospectively restated to reflect the one-for-three reverse stock split effected March 16, 2011. FINRA declared the reverse stock split effective as of March 21, 2011.

Common Stock

On February 12, 2008, the Company consummated the sale of an aggregate of 1,225,000 shares of its common stock and Class F Callable Warrants to purchase up to an additional 1,225,000 shares of the Company’s common stock for aggregate gross proceeds of $3,675,000 pursuant to the terms of a Securities Purchase Agreement dated February 8, 2008 with certain institutional and other accredited investors. The Class F Callable Warrants were exercisable for a period of three years from the date of issuance at an initial exercise price of $3.75 per share.

On September 1, 2009, the Company adopted guidance which is now part of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815-40, Contracts in Entity’s Own Equity. The Company determined that its Class F Callable Warrants contained a dilutive issuance provision. As a result, the Company reclassified 1,062,833 of its Class F Callable Warrants to long-term warrant liability. The Company’s Class F Callable Warrants were considered derivative financial liabilities and were therefore required to be adjusted to fair value each quarter. During the three months ended February 28, 2011, the warrants were adjusted to their fair value resulting in a $697,405 gain recorded as Other Income. During the year ended August 31, 2011, investors exercised 1,054,512 Class F Callable Warrants for aggregate gross proceeds of $3,954,375. On February 12, 2011, all unexercised Class F Callable Warrants expired resulting in the adjustment to their fair value to $0.

Note 7. Capital Stock

Preferred Stock

At August 31, 2011 there were 1,000,000 shares of preferred stock (par value $0.10 per share) authorized, of which no shares were issued and outstanding. The Board has the authority to issue such stock in one or more series, to fix the number of shares and to fix and determine the relative rights and preferences of the shares of any such series so established to the full extent permitted by the laws of the State of Nevada and the Articles of Incorporation.

Reverse Stock Split

On March 16, 2011, pursuant to a February 7, 2011, written consent signed by the shareholders owning a majority of the Company’s issued and outstanding shares and a February 24, 2011, unanimous written consent of the Company’s Board, the Company underwent a one-for-three reverse stock split whereby holders of three shares of the Company’s common stock as of March 15, 2011, received one share of its common stock after the reverse stock split, with all fractional shares being rounded up to the nearest whole share.

All share and per share amounts have been retrospectively restated to reflect the one-for-three reverse stock split effected March 16, 2011. FINRA declared the reverse stock split effective as of March 21, 2011.

Common Stock

On February 12, 2008, the Company consummated the sale of an aggregate of 1,225,000 shares of its common stock and Class F Callable Warrants to purchase up to an additional 1,225,000 shares of the Company’s common stock for aggregate gross proceeds of $3,675,000 pursuant to the terms of a Securities Purchase Agreement dated February 8, 2008 with certain institutional and other accredited investors. The Class F Callable Warrants were exercisable for a period of three years from the date of issuance at an initial exercise price of $3.75 per share. See “Note 8. Warrants” for further discussion.

The number of shares issuable upon exercise of the Class F Callable Warrants and the exercise price of the Class F Callable Warrants were adjustable in the event of stock splits, combinations and reclassifications, but not in the event of the issuance by the Company of additional securities, unless such issuance was at a price per share which is less than the then applicable exercise price of the Class F Callable Warrants (“Dilutive Issuance”), in which event then the exercise price shall be reduced and only reduced to equal the lower issuance price and the number of shares issuable upon exercise thereof shall be increased such that the aggregate exercise price payable thereunder, after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment. The potential adjustment to the Class F Callable Warrants exercise price and number of underlying shares of common stock resulted in a settlement amount that did not equal the difference between the fair value of a fixed number of the Company’s common stock and a fixed exercise price. Accordingly, the Class F Callable Warrants were not considered indexed to the Company’s own stock and therefore needed to be accounted for as a derivative. As of February 12, 2011, the expiration date of all of the remaining outstanding Class F Callable Warrants, the Company had not sold any shares of common stock or common stock equivalents that resulted in an adjustment to the exercise price or number of shares of common stock underlying the Class F Callable Warrants. See “Note 8. Warrants.”

The Company engaged an agent to help locate investors in the private placement. The agent was paid a total cash fee of 7% of the aggregate gross proceeds, or $257,250, and received Class F Callable Warrants to purchase 171,500 shares of the Company’s common stock, valued at $642,980 and representing 7% of the total number of shares purchased by the investors. In addition, the agent was reimbursed $6,045 for expenses incurred on behalf of the Company.

At the time of grant, the fair value of the 1,396,500 Class F Callable warrants was $5,236,875, using the Black-Scholes Option Pricing Model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 159.33%, risk-free interest rates of 4.76%, and expected lives of 3 years. The proceeds received pursuant to the 2008 Private Placement allocated to the warrants were $2,337,885.

Restricted Stock Grants

On August 22, 2011, Nakoda Energy, Inc., the Company's wholly-owned subsidiary, entered into two employment agreements with two separate individuals on the same terms and conditions. Contained in each agreement is a provision for the granting of restricted common stock. Upon entrance into the employment agreement each individual will be issued 50,000 restricted shares of New Energy's common stock, which shall vest upon the execution of two project contracts. Additionally, each is to be issued 75,000 restricted shares of New Energy's common stock, which shall vest upon the completion of 12 months of employment and the attainment of sales targets mutually agreed upon. Each grant of restricted common stock is subject to entry into a Restricted Stock purchase Agreement between each individual and New Energy and further subject to New Energy's 2006 incentive stock option plan. If each employee is released without cause before the 12 month vesting term, they will be entitled to a monthly pro rata share of the 75,000 restricted share grant. The Company did not record expense associated with these grants as of August 31, 2011 due to not having executed the Restricted Stock purchase Agreement or the attainment of any sales goals. The total value of the 50,000 share grant (100,000 shares total) was $170,850 ($42,712.50 per quarter) and determined based on the Company's closing share price on the execution date the employment agreements on August 22, 2011 or $2.01 and discounted 15% to $1.7085 due to the lack of liquidity as a result of the restriction that will be placed upon the shares when issued.

Stock Options	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Stock Options

NOTE 7 - Stock Options

On October 10, 2006, the Board adopted and approved the 2006 Incentive Stock Option Plan (the “2006 Stock Plan”) that provides for the grant of stock options to employees, directors, officers and consultants. The 2006 Stock Plan provides for the granting of stock options to purchase a maximum of 5,000,000 shares of the Company’s common stock. Stock options granted to employees under the Company’s 2006 Stock Plan generally vest over two to five years or as otherwise determined by the plan administrator. Stock options to purchase shares of the Company’s common stock expire no later than ten years after the date of grant.

The per share exercise price for each stock option is determined by the Board and may not be below the underlying stock price on the date of grant as listed on the OTC Markets Group, Inc. QB tier (the “OTCQB”), or, if the Company’s common stock is not traded on the date of grant, the first day of active trading following the date of grant.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The grant date fair value of stock options is calculated using the Black-Scholes-Merton formula which requires management to make assumptions regarding option time to expiration, expected volatility, and risk-free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Volatility is calculated based on the historical weekly closing stock prices for the same period as the expected life of the option. The Company uses the “simplified” method for determining the expected term of its “plain vanilla” stock options. The Company recognizes compensation expense for only the portion of stock options that are expected to vest. Therefore, the Company applies an estimated forfeiture rate that is derived from historical employee termination data and adjusted for expected future employee turnover rates. If the actual number of forfeitures differs from those estimated by the Company, additional adjustments to compensation expense may be required in future periods.

A summary of the Company’s stock option activity for the nine months ended May 31, 2012 and the year ended August 31, 2011, and related information follows:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)

Outstanding at August 31, 2010	900,003	1.71
Grants	610,002	5.97
Exercises	(73,334)	1.61
Forfeitures	(476,666)	5.59
Outstanding at August 31, 2011	960,005	2.49
Forfeitures	(10,000)	3.27
Outstanding at May 31, 2012	950,005	2.48	7.09 years	253,001

Exercisable at May 31, 2012	435,667	3.18	5.82 years	99,001

Available for grant at May 31, 2012	3,976,661

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of its third quarter of fiscal 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on May 31, 2012. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Statements of Operations for the three and nine months ended May 31, 2012 and 2011, and from May 5, 1998 (inception) to May 31, 2012:

	2012	2011	2012	2011	May 31, 2012
Stock Compensation Expense:
Selling general and administrative expense	$48,272	$1,114,125	$184,942	$2,669,468	$2,110,612

As of May 31, 2012, the Company had $180,678 of total unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 3.25 years.

Stock Option Activity During the Nine Months Ended May 31, 2012

On December 8, 2011, Mr. Todd Pitcher resigned from the Board. Mr. Pitcher had vested 6,667 stock options and forfeited 10,000 unvested stock options. During the year ended August 31, 2011, the Company recorded stock compensation of $27,784 for the amortization of the fair value of his stock option. Since the stock option was forfeited prior to 10,000 options vesting, $8,243 previously recognized for stock compensation was reversed on November 30, 2011, resulting in total stock compensation expense related to Mr. Pitcher’s stock option grant of $19,541. Mr. Pitcher has until December 8, 2013, to exercise his 6,667 vested stock options.

Stock Option Activity During the Year Ended August 31, 2011

On April 5, 2011, the Company granted a stock option to purchase up to 10,000 shares of the Company’s common stock at an exercise price of $2.50 per share, the fair market value of the Company’s common stock on the date of grant, to an employee as partial compensation for services. The stock options expire ten years from the date of grant, on April 5, 2021 and vests as follows: (a) 2,000 shares on December 1, 2011, and (b) 2,000 shares on each of April 1 of 2012, 2013, 2014, and 2015. The stock option is further subject to the terms and conditions of a stock option agreement between the Company and the employee. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that employee ceases to be one of the Company’s employee. Upon termination of such service, the employee will have a specified period of time to exercise vested stock options, if any. The grant date fair value of the stock option granted was $23,536, estimated using the Black-Scholes-Merton formula containing the following assumptions: dividend yield of 0%, volatility of 133.0%, risk-free rate of 2.9%, and a term of 7.67 years. During the three and nine months ended May 31, 2012, the Company recognized $1,667 and $8,335 of expense related to this issuance.

On March 21, 2011, the Board appointed Mr. Todd Pitcher and Mr. Peter Fusaro as directors and granted them each a stock option to purchase 16,667 shares of the Company’s common stock at an exercise price of $3.27 per share, the fair market value of the Company’s common stock on the date of grant. The stock options expire ten years from the date of grant, on March 21, 2021 and vests as follows: (a) 6,667 shares on March 21, 2011; (b) 5,000 shares on March 21, 2012; and (c) 5,000 shares on March 21, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each of Mr. Pitcher and Mr. Fusaro. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that either Mr. Pitcher or Mr. Fusaro ceases to be one of the Company’s directors. Upon termination of such service, Mr. Pitcher or Mr. Fusaro will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to Mr. Pitcher and Mr. Fusaro was $48,850, estimated using the Black-Scholes-Merton formula containing the following assumptions: dividend yield of 0%, volatility of 133.3%, risk-free rate of 2.0%, and a term of 5.75 years. On December 8, 2011, Mr. Pitcher resigned from the Board. Mr. Pitcher had vested 6,667 stock options and forfeited 10,000 unvested stock options. During the year ended August 31, 2011, the Company recorded stock compensation of $27,784 for the amortization of the fair value of his stock option. Since the stock option was forfeited prior to 10,000 options vesting, $8,243 previously recognized for stock compensation was reversed on November 30, 2011 resulting in total stock compensation expense related to Mr. Pitcher’s stock option grant of $19,541. During the three and nine months ended May 31, 2012, the Company recognized $3,664 and $14,655 of expense related to Mr. Fusaro’s option grant and $8,243 of other income related to Mr. Pitchers unvested options described above.

On January 17, 2011, the Board appointed Mr. Javier Jimenez as a director and granted him a stock option to purchase 16,667 shares of the Company’s common stock at an exercise price of $6.51 per share, the fair market value of the Company’s common stock on the date the stock option agreement was executed by Mr. Jimenez, January 19, 2011. The stock option expires ten years from the date of grant, on January 19, 2021 and vests as follows: (a) 6,667 shares on January 19, 2011; (b) 5,000 shares on January 19, 2012; and (c) 5,000 shares on January 19, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and Mr. Jimenez. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that Mr. Jimenez ceases to be one of the Company’s directors. Upon termination of such service, Mr. Jimenez will have a specified period of time to exercise vested stock options, if any. The grant date fair value of the stock option granted to Mr. Jimenez was $97,250 estimated using the Black-Scholes-Merton formula containing the following assumptions: dividend yield of 0%, volatility of 133.4%, risk-free rate of 2.0%, and a term of 5.75 years. During the three and nine months ended May 31, 2012, the Company recognized $3,647 and $21,882 of expense related to this issuance.

On December 23, 2010, the Board approved, and the Company granted, a stock option to each of the Company’s three non-employee directors to purchase 16,667 shares of its common stock at an exercise price of $5.94 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires ten years from the date the applicable stock option agreement was executed, on January 17, 2021, and vests as follows: (a) 6,667 shares on January 17, 2011; (b) 5,000 shares on January 17, 2012; and (c) 5,000 shares on January 17, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each director. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be one of the Company’s directors. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to each of the Company’s three non-employee directors was $89,228 ($267,683 total) estimated using the Black-Scholes-Merton formula containing the following assumptions: dividend yield of 0%, volatility of 134.4%, risk-free rate of 2.8%, and a term of 5.75 years. During the three and nine months ended May 31, 2012, the Company recognized $10,038 and $56,883 of expense related to these issuances.

On December 17, 2010, the Board approved, and the Company granted, Mr. Andrew Farago, the Company's former Chief Operating Officer, a stock option to purchase 500,000 shares of the Company’s common stock at an exercise price of $6.21 per share, the fair market value of the Company’s common stock on the date of grant. The grant date fair value of the stock option granted to Mr. Farago was $2,878,274 estimated using the Black-Scholes-Merton formula containing the following assumptions: dividend yield of 0%, volatility of 134.4%, risk-free rate of 2.7%, and a term of 6.8 years. The stock option expired ten years from the date of grant and vested in certain blocks based on Mr. Farago achieving certain milestones. Effective as of August 12, 2011, Mr. Andrew Farago resigned as the Chief Operating Officer. On the date of his resignation Mr. Farago had vested 83,334 as a result of the Company appointing two new directors to its Board, who were recommended by Mr. Farago. During the year ended August 31, 2011, the Company recognized $479,712 as stock based compensation expense related to Mr. Farago’s 83,334 vested options which Mr. Farago has until August 12, 2012, to exercise.

Stock Option Grants During the Year Ended August 31, 2010

On December 15, 2009, the Board approved, and the Company granted, a stock option to each of three of its non-employee directors permitting each to purchase, subject to applicable vesting provisions, 16,667 shares of the Company’s common stock at an exercise price of $1.32 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires five years from the date of grant, on December 15, 2014 and vests as follows: (a) as to 6,667 shares on December 16, 2009; (b) as to 5,000 shares on December 16, 2010; and (c) as to 5,000 shares on December 16, 2011. The stock options are further subject to the terms and conditions of a stock option agreement between each director and the Company. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be a director of the Company. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each 16,667 stock option was estimated at $1.05 each, for a total of $17,500, using the Black-Scholes-Merton formula with the following weighted average assumptions: 0% dividend yield, expected volatility of 140.41%, risk-free interest rate of 1.38%, and expected life of 3.25 years. During the three months ended May 31, 2012 and 2011, the Company recorded stock compensation of $0 and $1,969, respectively for the amortization of the fair value of these stock options. During the nine months ended May 31, 2012 and 2011, the Company recorded stock compensation of $2,297 and $10,500, respectively for the amortization of the fair value of these stock options.

Stock Options Granted to and Forfeited by John A. Conklin

On April 1, 2010, the Company entered into a consulting agreement with Mr. John A. Conklin whereby Mr. Conklin provided technical advice, guidance, and management oversight to help advance the commercial development of the Company’s technologies, including but not necessarily limited to its SolarWindow™ and MotionPower™ technologies. In consideration of Mr. Conklin’s services, the Company paid Mr. Conklin $11,000 per calendar month for the first three calendar months of the consulting agreement and $12,444 for each calendar month of service thereafter. In additional consideration of Mr. Conklin’s services, the Company granted Mr. Conklin a stock option to purchase up to 83,334 shares of the Company’s common stock at an exercise price of $1.62 per share, the fair market value of the Company’s common stock on the date of grant. The stock option granted Mr. Conklin vests upon the achievement of specific technical, product development, and/or business milestones. The grant date fair value of the 83,334 stock options was estimated at $1.44 each for a total of $119,975, using the Black-Scholes-Merton formula with the following weighted average assumptions: 0% dividend yield, expected volatility of 139.53%, risk-free interest rate of 2.59%, and expected life of five years. Under the terms of the stock option agreement, the stock option agreement terminates and there will be no further vesting of stock options effective as of the date that Mr. Conklin ceases to provide consulting services to the Company. Upon termination of such service, Mr. Conklin will have a specified period of time to exercise vested stock options, if any.

Upon the resignation of Mr. Meetesh Patel, the Company’s then President, CEO, and CFO, the Company appointed Mr. Conklin to serve as the Company’s President, CEO, and CFO, effective August 9, 2010. Pursuant to Mr. Conklin’s Employment Agreement dated August 9, 2010, the 83,334 stock options previously granted to him on April 1, 2010, were forfeited. During the year ended August 31, 2010, the Company recorded stock compensation of $13,131 for the amortization of the fair value of the 83,334 stock options. Since the stock option was forfeited prior to any of it vesting, the $13,131 previously recognized for stock compensation was reversed on August 9, 2010, the date of forfeiture, resulting in a net $0 impact to the consolidated financial statements.

Pursuant to Mr. Conklin’s Employment Agreement dated August 9, 2010, the Board granted a stock option to purchase up to 666,666 shares of the Company’s common stock, subject to certain vesting requirements, at an exercise price of $1.65 per share. The stock option expires ten years from the date of grant, on August 9, 2020. Subject to the restrictions and earlier termination provisions set forth in the stock option agreement, the option vests as follows:

1. as to 166,667 shares or such portion thereof as may be determined by the Board at its sole discretion, when one or more of the following items related to the development, production, manufacturing, and sale of any commercially viable product have been successfully executed: (a) completion of final design and/or engineering; (b) the establishment of manufacturing facilities, whether in-house or outsourced; and (c) the initial filing of any product safety approval applications, if required, in order to allow for the commercial sale of products by the Company;

2. as to 166,667 shares upon commencing commercial sales of any of the Company’s products, as reported in the Company's financial statements, whether to retail customers or wholesale customers;

3. 33,333 shares for each calendar year of service in an Executive Position for the next five years (166,667 shares in the aggregate), which shall become exercisable as to 33,333 shares on August 9, 2011 and 33,333 shares on each anniversary thereof through August 9, 2015.

4. as to 166,667 shares when, to the Board’s satisfaction, the Company enters into a favorable business partnership with a third-party commercial organization in the industry segment related to the Company’s product development and sales efforts, under any of the following conditions:

(a) a product development relationship whereby the third-party partner makes a significant financial investment, as determined at the Board’s discretion, directed towards the development of the Company’s products; or

(b) a product development relationship whereby the third-party partner invests significant research and development resources, as determined at the Board’s discretion, directed towards the development of the Company’s products; or

(c) a strategic partnership with the third-party partner where, as determined at the Board’s discretion, such a partnership provides significant business advantages to the Company which it would otherwise not have, whether related to product development, commercial sales, industry position, or business reputation.

The fair market value of the Company’s common stock on the date of grant was $1.62 per share. The grant date fair value of the 666,666 stock options was estimated at $1.50 each, for a total of $1,008,814, using the Black-Scholes-Merton formula with the following assumptions: dividend yield of 0%, expected volatility of 134.81%, risk-free interest rate of 2.21%, and expected life of 7.2 years. During the three months ended May 31, 2012 and 2011, the Company recorded stock compensation of $26,823 and $127,735, respectively for the amortization of the fair value of this stock option. During the nine months ended May 31, 2012 and 2011, the Company recorded stock compensation of $80,469 and $599,378, respectively for the amortization of the fair value of this stock option.

The following table summarizes information about stock options outstanding and exercisable at May 31, 2012:

	Stock Options Outstanding			Stock Options Exercisable
		Weighted	Weighted		Weighted Average	Weighted
Range of	Number of	Average	Average	Number	Remaining	Average
Exercise	Options	Contractural	Exercise	of Options	Contractual	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Life (Years)	Price

$1.32	50,001	2.54	$1.32	50,001	2.54	$1.32
$1.65	666,667	8.20	$1.65	200,000	8.20	$1.65
$2.50	10,000	8.85	$2.50	4,000	8.85	$2.50
$2.55	33,334	6.28	$2.55	19,998	6.28	$2.55
$3.27	23,334	6.73	$3.27	18,334	6.16	$3.27
$4.98	16,667	5.78	$4.98	13,332	5.78	$4.98
$5.94	50,001	8.57	$5.94	35,001	8.57	$5.94
$6.21	83,334	0.20	$6.21	83,334	0.20	$6.21
$6.51	16,667	8.64	$6.51	11,667	8.64	$6.51

Total	950,005	7.09	$2.48	435,667	5.82	$3.18

In addition to stock compensation recorded for the stock option grants and forfeitures discussed above, the Company recorded stock compensation for stock options previously granted and vesting over time of $2,433 and $4,513 during the three months ended May 31, 2012 and 2011, respectively, and $8,665 and $15,363 during the nine months ended May 31, 2012 and 2011, respectively.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

Note 9. Stock Options

On October 10, 2006, the Board adopted and approved the 2006 Incentive Stock Option Plan (the “2006 Stock Plan”) that provides for the grant of stock options to employees, directors, officers and consultants. The 2006 Stock Plan provides for the granting of stock options to purchase a maximum of 5,000,000 shares of the Company’s common stock. Stock options granted to employees under the Company’s 2006 Stock Plan generally vest over two to five years or as otherwise determined by the plan administrator. Stock options to purchase shares of the Company’s common stock expire no later than ten years after the date of grant.

The per share exercise price for each stock option is determined by the Board and may not be below the underlying stock price on the date of grant as listed on the OTC Markets Group, Inc. QB tier (the “OTCQB”), or, if the Company’s common stock is not traded on the date of grant, the first day of active trading following the date of grant.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The grant date fair value of stock options is calculated using the Black-Scholes option pricing model which requires management to make assumptions regarding option time to expiration, expected volatility, and risk-free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Volatility is calculated based on the historical weekly closing stock prices for the same period as the expected life of the option. The Company uses the “simplified” method for determining the expected term of its “plain vanilla” stock options. The Company recognizes compensation expense for only the portion of stock options that are expected to vest. Therefore, the Company applies an estimated forfeiture rate that is derived from historical employee termination data and adjusted for expected future employee turnover rates. If the actual number of forfeitures differs from those estimated by the Company, additional adjustments to compensation expense may be required in future periods.

A summary of the Company’s stock option activity for the years ended August 31, 2011 and 2010, and related information follows:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2009	716,668	1.68
Grants	933,336	1.61
Forfeitures	(750,001)	1.56
Outstanding at August 31, 2010	900,003	1.71
Grants	610,002	5.97
Exercises	(73,334)	1.61
Forfeitures	(476,666)	5.59
Outstanding at August 31, 2011	960,005	2.49	8.6 years	48,501

Exercisable at August 31, 2011	215,003	4.22	8.0 years	33,951

Available for grant at August 31, 2011	3,966,661

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of its fourth quarter of fiscal 2011 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on August 31, 2011. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Statements of Operations for the years ended August 31, 2011 and 2010, and since May 5, 1998 (inception) to August 31, 2011:

			Cumulative
	Year Ended		May 5, 1998
	August 31,		(Inception) to
	2011	2010	August 31, 2011
Stock Compensation Expense:
Personnel	$1,209,650	$111,691	$1,443,160
Professional fees	341,429	70,378	482,510
Total	$1,551,079	$182,069	$1,925,670

Stock Option Grants During the Year Ended August 31, 2011

On April 5, 2011, the Company granted a stock option to purchase up to 10,000 shares of the Company’s common stock at an exercise price of $2.50 per share, the fair market value of the Company’s common stock on the date of grant, to an employee as partial compensation for services. The stock options expire ten years from the date of grant, on April 5, 2021 and vests as follows: (a) 2,000 shares on December 1, 2011, and (b) 2,000 shares on each of April 1 of 2012, 2013, 2014, and 2015. The stock option is further subject to the terms and conditions of a stock option agreement between the Company and the employee. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that employee ceases to be one of the Company’s employee. Upon termination of such service, the employee will have a specified period of time to exercise vested stock options, if any. The grant date fair value of the stock option granted was $23,536, estimated using a Black-Scholes model containing the following assumptions: dividend yield of 0%, volatility of 133.0%, risk-free rate of 2.9%, and a term of 7.67 years. During the year ended August 31, 2011, the Company recognized $7,028 of expense related to this issuance.

On March 21, 2011, the Board appointed Mr. Todd Pitcher and Mr. Peter Fusaro as directors and granted them each a stock option to purchase 16,667 shares of the Company’s common stock at an exercise price of $3.27 per share, the fair market value of the Company’s common stock on the date of grant. The stock options expire ten years from the date of grant, on March 21, 2021 and vests as follows: (a) 6,667 shares on March 21, 2011; (b) 5,000 shares on March 21, 2012; and (c) 5,000 shares on March 21, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each of Mr. Pitcher and Mr. Fusaro. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that either Mr. Pitcher or Mr. Fusaroceases to be one of the Company’s directors. Upon termination of such service, Mr. Pitcher or Mr. Fusarowill have a specified period of time to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to Mr. Pitcher and Mr. Fusarowas $48,850, estimated using a Black-Scholes model containing the following assumptions: dividend yield of 0%, volatility of 133.3%, risk-free rate of 2.0%, and a term of 5.75 years. During the year ended August 31, 2011, the Company recognized $55,568 of expense related to this issuance.

On January 17, 2011, the Board appointed Mr. Javier Jimenez as a director and granted him a stock option to purchase 16,667 shares of the Company’s common stock at an exercise price of $6.51 per share, the fair market value of the Company’s common stock on the date the stock option agreement was executed by Mr. Jimenez, January 19, 2011. The stock option expires ten years from the date of grant, on January 19, 2021 and vests as follows: (a) 6,667 shares on January 19, 2011; (b) 5,000 shares on January 19, 2012; and (c) 5,000 shares on January 19, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and Mr. Jimenez. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that Mr. Jimenez ceases to be one of the Company’s directors. Upon termination of such service, Mr. Jimenez will have a specified period of time to exercise vested stock options, if any. The grant date fair value of the stock option granted to Mr. Jimenez was $97,250 estimated using a Black-Scholes model containing the following assumptions: dividend yield of 0%, volatility of 133.4%, risk-free rate of 2.0%, and a term of 5.75 years. During the year ended August 31, 2011, the Company recognized $66,252 of expense related to this issuance.

On December 23, 2010, the Board approved, and the Company granted, a stock option to each of the Company’s three non-employee directors to purchase 16,667 shares of its common stock at an exercise price of $5.94 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires ten years from the date the applicable stock option agreement was executed, on January 17, 2021, and vests as follows: (a) 6,667 shares on January 17, 2011; (b) 5,000 shares on January 17, 2012; and (c) 5,000 shares on January 17, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each director. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be one of the Company’s directors. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to each of the Company’s three non-employee directors was $89,228 estimated using a Black-Scholes model containing the following assumptions: dividend yield of 0%, volatility of 134.4%, risk-free rate of 2.8%, and a term of 5.75 years. During the year ended August 3, 2011, the Company recognized $187,378 of expense related to this issuance.

On December 17, 2010, the Board approved, and the Company granted, Mr. Andrew Farago, the Company's former Chief Operating Officer, a stock option to purchase 500,000 shares of the Company’s common stock at an exercise price of $6.21 per share, the fair market value of the Company’s common stock on the date of grant. The grant date fair value of the stock option granted to Mr. Farago was $2,878,274 estimated using a Black-Scholes model containing the following assumptions: dividend yield of 0%, volatility of 134.4%, risk-free rate of 2.7%, and a term of 6.8 years. The stock option expired ten years from the date of grant and vested in certain blocks based on Mr. Farago achieving certain milestones. Effective as of August 12, 2011, Mr. Andrew Farago resigned as the Chief Operating Officer. On the date of his resignation Mr. Fargo had vested 83,334 as a result of the Company appointing two new directors to its Board, who were recommended by Mr. Farago. During the year ended August 31, 2011, the Company recognized $479,712 as stock based compensation expense related to Mr. Farago’s 83,334 vested options which Mr. Farago has until August 12, 2012, to exercise.

Stock Option Grants During the Year Ended August 31, 2010

On December 15, 2009, the Board approved, and the Company granted, a stock option to each of three of its non-employee directors permitting each to purchase, subject to applicable vesting provisions, 16,667 shares of the Company’s common stock at an exercise price of $1.32 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires five years from the date of grant, on December 15, 2014 and vests as follows: (a) as to 6,667 shares on December 16, 2009; (b) as to 5,000 shares on December 16, 2010; and (c) as to 5,000 shares on December 16, 2011. The stock options are further subject to the terms and conditions of a stock option agreement between each director and the Company. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be a director of the Company. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each 16,667 stock option was estimated at $1.05 each, for a total of $17,500, using the Black-Scholes option pricing model with the following weighted average assumptions: 0% dividend yield, expected volatility of 140.41%, risk-free interest rate of 1.38%, and expected life of 3.25 years. During the year ended August 31, 2011 and 2010, the Company recorded stock compensation of $12,469 and $37,734, respectively for the amortization of the fair value of these stock options.

Stock Options Granted to and Forfeited by Meetesh Patel

Mr. Meetesh Patel was appointed a Director of the Company on September 19, 2008, the President and Chief Executive Officer (“CEO”) on October 15, 2008 and the Chief Financial Officer (“CFO”) on January 9, 2009. On August 9, 2010, Mr. Patel resigned from all executive positions held with the Company and as one of its directors.

Pursuant to an Employment Agreement dated June 24, 2009, with Mr. Patel, the Board approved an annual salary of $150,000, a stipend of $1,200 per month, beginning October 15, 2008, the date he was appointed President and Chief Executive Officer and continuing the duration of the term of the Employment Agreement to cover medical insurance premiums until such time as the Company could provide an alternative medical insurance plan, and the grant of a stock option to purchase up to 666,666 shares of the Company’s common stock, subject to certain vesting requirements, at an exercise price of $1.56 per share, the fair market value of the Company’s common stock on the date of grant. The grant date fair value of the 666,666 stock options was estimated at $1.47 each, for a total of $980,000, using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 147.10%, risk-free interest rate of 3.39%, and expected life of 6.25 years. Pursuant to the stock option agreement, all unvested stock options were forfeited when Mr. Patel ceased to serve as an officer or director of the Company. Therefore, effective upon resignation, all 666,666 unvested stock options were forfeited by Mr. Patel. During the years ended August 31, 2010 and 2009, the Company recorded stock compensation of $344,021 and $121,819, respectively, for the amortization of the fair value of this stock option. Since the stock option was forfeited prior to any of it vesting, the $465,840 previously recognized for stock compensation was reversed on August 9, 2010, the date of forfeiture.

On December 15, 2009, the Board approved, and the Company granted, a stock option to Mr. Patel to purchase up to 83,334 shares of the Company’s common stock at an exercise price of $1.32 per share. The stock option granted to Mr. Patel was fully vested and exercisable upon grant. Pursuant to the stock option agreement, Mr. Patel had 90 days following the date he ceased to be an officer or director of the Company to exercise these stock options. Accordingly, Mr. Patel had until November 7, 2010, to exercise the 83,334 stock options granted to him. On November 1, 2010, Mr. Patel exercised 23,334 of the 83,334 stock options granted to him on December 15, 2009. The remaining 60,000 stock options were forfeited, unexercised, effective November 7, 2010.

On April 6, 2010, the Company entered into an amendment to the Employment Agreement dated June 24, 2009 with Mr. Patel (the “Amended Employment Agreement”), pursuant to which Mr. Patel agreed to continue to serve as the Company’s President and CEO, until March 31, 2011 (the “Employee Employment Commitment”). In consideration of the Employee Employment Commitment, Mr. Patel was granted a stock option to purchase up to 50,000 shares of the Company’s common stock at an exercise price of $1.74 per share. Subject to the terms, restrictions and earlier termination provisions as set forth in the option agreement dated April 6, 2010, between the Company and Mr. Patel, the option vested as follows: 12,500 on June 30, 2010; 12,500 on September 30, 2010; 12,500 on December 31, 2010; and 12,500 on March 31, 2011.

As of the date that Mr. Patel tendered his resignation, 12,500 of the 50,000 stock options had vested. Pursuant to the stock option agreement, the vesting of this stock option was accelerated when the Company mutually terminated the Amended Employment Agreement between the Company and Mr. Patel and Mr. Patel had the right at any time within the then remaining exercise period of such vested stock options to exercise the 50,000 stock options granted to him on April 6, 2010. On November 1, 2010, Mr. Patel exercised all 50,000 of these stock options via the cashless exercise option set forth in the option agreement and the Company issued 26,984 shares of its common stock in full settlement of this stock option exercise.

Stock Options Granted to and Forfeited by John A. Conklin

On April 1, 2010, the Company entered into a consulting agreement with Mr. John A. Conklin whereby Mr. Conklin provided technical advice, guidance, and management oversight to help advance the commercial development of the Company’s technologies, including but not necessarily limited to its SolarWindow™ and MotionPower™ technologies. In consideration of Mr. Conklin’s services, the Company paid Mr. Conklin $11,000 per calendar month for the first three calendar months of the consulting agreement and $12,444 for each calendar month of service thereafter. In additional consideration of Mr. Conklin’s services, the Company granted Mr. Conklin a stock option to purchase up to 83,334 shares of the Company’s common stock at an exercise price of $1.62 per share, the fair market value of the Company’s common stock on the date of grant. The stock option granted Mr. Conklin vests upon the achievement of specific technical, product development, and/or business milestones. The grant date fair value of the 83,334 stock options was estimated at $1.44 each for a total of $119,975, using the Black-Scholes option pricing model with the following weighted average assumptions: 0% dividend yield, expected volatility of 139.53%, risk-free interest rate of 2.59%, and expected life of five years. Under the terms of the stock option agreement, the stock option agreement terminates and there will be no further vesting of stock options effective as of the date that Mr. Conklin ceases to provide consulting services to the Company. Upon termination of such service, Mr. Conklin will have a specified period of time to exercise vested stock options, if any.

Upon Mr. Patel’s resignation, the Company appointed Mr. Conklin to serve as the Company’s President, CEO, and CFO, effective August 9, 2010. Pursuant to Mr. Conklin’s Employment Agreement dated August 9, 2010, the 83,334 stock options previously granted to him on April 1, 2010, were forfeited. During the year ended August 31, 2010, the Company recorded stock compensation of $13,131 for the amortization of the fair value of the 83,334 stock options. Since the stock option was forfeited prior to any of it vesting, the $13,131 previously recognized for stock compensation was reversed on August 9, 2010, the date of forfeiture, resulting in a net $0 impact to the consolidated financial statements.

Pursuant to Mr. Conklin’s Employment Agreement dated August 9, 2010, the Board granted a stock option to purchase up to 666,666 shares of the Company’s common stock, subject to certain vesting requirements, at an exercise price of $1.65 per share. The stock option expires ten years from the date of grant, on August 9, 2020. Subject to the restrictions and earlier termination provisions set forth in the stock option agreement, the option vests as follows:

1. as to 166,667 shares or such portion thereof as may be determined by the Board at its sole discretion, when one or more of the following items related to the development, production, manufacturing, and sale of any commercially viable product have been successfully executed:

(a) completion of final design and/or engineering;

(b) the establishment of manufacturing facilities, whether in-house or outsourced; and

(c) the initial filing of any product safety approval applications, if required, in order to allow for the commercial sale of products by the Company;

2. as to 166,667 shares upon commencing commercial sales of any of the Company’s products, as reported in the Company's financial statements, whether to retail customers or wholesale customers;

3. 33,333 shares for each calendar year of service in an Executive Position for the next five years (166,667 shares in the aggregate), which shall become exercisable as follows:

(a) as to 33,333 shares on August 9, 2011;

(b) as to 33,333 shares on August 9, 2012;

(c) as to 33,333 shares on August 9, 2013;

(d) as to 33,333 shares on August 9, 2014; and

(e) as to 33,333 shares on August 9, 2015.

4. as to 166,667 shares when, to the Board’s satisfaction, the Company enters into a favorable business partnership with a third-party commercial organization in the industry segment related to the Company’s product development and sales efforts, under any of the following conditions:

(a) a product development relationship whereby the third-party partner makes a significant financial investment, as determined at the Board’s discretion, directed towards the development of the Company’s products; or

(b) a product development relationship whereby the third-party partner invests significant research and development resources, as determined at the Board’s discretion, directed towards the development of the Company’s products; or

(c) a strategic partnership with the third-party partner where, as determined at the Board’s discretion, such a partnership provides significant business advantages to the Company which it would otherwise not have, whether related to product development, commercial sales, industry position, or business reputation.

The fair market value of the Company’s common stock on the date of grant was $1.62 per share. The grant date fair value of the 666,666 stock options was estimated at $1.50 each, for a total of $1,008,814, using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 134.81%, risk-free interest rate of 2.21%, and expected life of 7.2 years. During the year ended August 31, 2011 and 2010, the Company recorded stock compensation of $722,909 and $78,607, respectively for the amortization of the fair value of this stock option.

The following table summarizes information about stock options outstanding and exercisable at August 31, 2011:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Prices ($)	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)

1.32	50,001	3.3	1.32	35,001	3.3	1.32
1.65	666,667	9.0	1.65	33,334	9.0	1.65
2.50	10,000	9.6	2.50	—	—	—
2.55	33,334	7.0	2.55	13,334	7.0	2.55
3.27	33,334	9.6	3.27	13,334	9.6	3.27
4.98	16,667	6.5	4.98	9,999	6.5	4.98
5.94	50,001	9.4	5.94	20,000	9.4	5.94
6.21	83,334	9.3	6.21	83,334	9.3	6.21
6.51	16,667	9.4	6.51	6,667	9.4	6.51
$1.32 - $6.51	960,005	8.6	2.49	215,003	8.0	4.22

In addition to stock compensation recorded for the stock option grants and forfeitures discussed above, the Company recorded stock compensation of $19,762 and $32,645 during the year ended August 31, 2011 and 2010, respectively for stock options previously granted and vesting over time.

As of August 31, 2011, the Company had $404,176 of total unrecognized compensation cost related to unvested stock options which is expected to be recognized over a weighted average period of 5.0 years. From inception to date, the Company has recognized $1,925,670 of compensation expense related to stock options.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

Net Loss Per Share	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Net Loss Per Share

NOTE 8 - Net Loss Per Share

During the three and nine month periods ended May 31, 2012 and 2011, the Company recorded a net loss. Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company has not included the effects of warrants, stock options and convertible debt on net loss per share for the past two fiscal years because to do so would be antidilutive. Excluded from the computation of diluted net loss per share for the three and nine months ended May 31, 2011, are stock options to acquire 950,005 shares of common stock with a weighted-average exercise price of $2.48 per share, warrants to acquire 625,000 shares of common stock with a weighted-average exercise price of $1.92 per share and convertible debt convertible into 625,000 shares of common stock upon conversion with a conversion price of $1.60 per share. Excluded from the computation of diluted net loss per share for the three and nine months ended May 31, 2011, are stock options to acquire 1,376,671 shares of common stock with a weighted-average exercise price of $3.62 per share.

Following is the computation of basic and diluted net loss per share for the three and nine months ended May 31, 2012 and 2011:

	Three Months Ended May 31,		Nine Months Ended May 31,
	2012	2011	2012	2011
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders	$(639,758)	$(1,681,032)	$(1,967,674)	$(3,995,733)

Denominator:
Weighted average number of common shares outstanding	20,638,360	20,638,360	20,638,360	20,314,810

Basic and diluted EPS	$(0.03)	$(0.08)	$(0.10)	$(0.20)

Note 4: Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. We have not included the effects of convertible securities on our net loss per share for the past two fiscal years because to do so would be antidilutive. We have excluded from the computation of diluted net loss per share stock options to acquire 960,005 and 900,003 shares of common stock as of August 31, 2011 and 2010, respectively.

Following is the computation of basic and diluted net loss per share for the years ended August 31, 2011 and 2010:

	Year Ended
	August 31,
	2011	2010
Basic and Diluted EPS Computation
Numerator:
loss available to common stockholders'	$(3,619,750)	$(233,136)

Denominator:
Weighted average number of common shares outstanding	20,396,362	19,533,533
Basic and diluted earnings per share	$(0.18)	$(0.01)

Related Party Transactions	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Related Party Transactions

NOTE 9 - Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

For services rendered in the capacity of a Board member, non-employee Board members received $2,500 during the quarter ended November 30, 2010, and $3,750 per quarter starting in the second quarter ending February 28, 2011. New Board member compensation is pro rated in their first quarter. During the three months ended May 31, 2012 and 2011, the Company incurred $18,750 and $20,888, respectively in cash based Board compensation. During the nine months ended May 31, 2012 and 2011, the Company incurred $70,350 and $41,513, respectively in cash based Board compensation. Additionally, the Company recognized stock compensation expense related to stock options granted for services rendered by non-employee directors of the Company, which is included in professional fees (See “Note 7 - Stock Options” above) during the three months ended May 31, 2012 and 2011, of $19,782 and $92,114, respectively. During the nine months ended May 31, 2012 and 2011, the Company recognized stock compensation expense of $96,138 and $283,014.

March 21, 2011, Todd Pitcher was elected to the Board and received $3,750 per quarter for his Board related services. On May 19, 2011, the Company entered into an Advisory Engagement Agreement (the “Agreement”) with Aspire Clean Tech Communications, Inc., a private corporation wholly owned by Todd Pitcher, Director. Pursuant to the Agreement Mr. Pitcher will provide ongoing corporate advisory and support services - until the parties agree otherwise in writing - in exchange for compensation of $3,500 per month plus reimbursement of business related, out-of-pocket expenses. On July 1, 2011, the Agreement was amended to increase the monthly compensation from $3,500 to $10,000 due to the increased level of time required for Mr. Pitcher to execute his duties. On September 30, 2011, the Agreement was further amended to include the addition of a $1,000 per month health insurance reimbursement retroactively applied to include the month of July 2011. On December 8, 2011, Mr. Pitcher resigned from the Board and ceased performing services for the Company. The Company paid Mr. Pitcher $30,000 upon receipt of an executed Mutual Termination and Release.

On February 2, 2011, the Company entered into an employment agreement with Mr. Scott Taper pursuant to which Mr. Taper was appointed the Company’s Vice President of Business Development. Pursuant to the terms of the employment agreement, Mr. Taper was entitled to an annual salary of $90,000, which would increase to $100,800 if certain milestone were met, and a stipend of $1,000 per month to cover medical insurance premiums until such time as the Company could provide an alternative medical insurance plan. The employment agreement provides that Mr. Taper’s employment by the Company was “at-will employment” and may be terminated by Mr. Taper or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. On February 28, 2011, Mr. Taper, resigned as the Company’s Vice President of Business Development.

On February 1, 2011, the Company entered into a consultancy agreement with Mr. Elliot Maza pursuant to which Mr. Maza was appointed the Company’s Chief Financial Officer. Pursuant to the terms of the consultancy agreement, Mr. Maza is entitled to a monthly fee of $7,500. The consultancy agreement provides that Mr. Maza’s engagement is on a part-time basis and is “at-will” and may be terminated by Mr. Maza or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. On August 31, 2011, Mr. Maza, resigned as the Company’s CFO.

On December 17, 2010, the Company entered into an employment agreement with Mr. Farago pursuant to which Mr. Farago was appointed the Company’s Chief Operating Officer. Pursuant to the employment agreement, Mr. Farago was entitled to an annual salary of $150,000, to increase to $250,000 if the Company consummates either an equity or debt financing or series of financings with net proceeds of at least $7,000,000 and a stipend of $1,000 per month to cover medical insurance premiums until such time as the Company could provide an alternative medical insurance plan. The employment agreement provides that Mr. Farago’s employment by the Company was “at-will employment” and may be terminated by Mr. Farago or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. Also on December 17, 2010, the Board approved, and the Company granted, Mr. Farago a stock option to purchase 500,000 shares of the Company’s common stock at an exercise price of $6.21 per share, the fair market value of the Company’s common stock on the date of grant. The stock option expires ten years from the date of grant and is subject to various vesting terms. Effective as of August 12, 2011, Mr. Andrew Farago resigned as the Chief Operating Officer. On the date of his resignation Mr. Farago had vested 83,334 options which Mr. Farago has until August 12, 2012 to exercise.

The law firm of Sierchio & Company, LLP, of which Joseph Sierchio, one of the Company's directors, is a principal, has provided counsel to the Company since its inception. In July 2008, the Company asked Mr. Sierchio to join the Company's Board. During the three months ended May 31, 2012 and 2011, the law firm of Sierchio & Company, LLP provided $44,099 and $53,942, respectively, of legal services. During the nine months ended May 31, 2012 and 2011, the law firm of Sierchio & Company, LLP provided $141,528 and $149,502, respectively, of legal services. At May 31, 2012, the Company owed Sierchio & Company LLP $28,395 which is included in accounts payable.

The Company’s corporate office is located at 9192 Red Branch Road, Suite 110, Columbia, Maryland 21045. On December 1, 2009, the Company entered into a one year sublease agreement with MVP Law Group, P.A., of which the Company's former Chief Executive Officer and President is a founder. Mr. Patel sold this practice and has an “Of Counsel” relationship with MVP Law Group. Rent for this office space was $1,100 per month through November 30, 2011. The Company’s sublease with MVP Law Group, P.A., renewed effective December 1, 2011, for an additional twelve months at $1,100 per month.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.

Note 10. Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

For services rendered in the capacity of a Board member, non-employee Board members received $2,500 during our quarter ended November 30, 2010, and $3,750 per quarter starting in our second quarter ending February 28, 2011. New Board member compensation is pro rated in their first quarter. During our fiscal year ended August 31, 2011 and 2010, the Company incurred $64,013 and $30,000, respectively in cash based Board compensation. Additionally, during the year ended August 31, 2011 and 2010, the Company incurred $341,429 and $100,379, respectively in stock based compensation related to stock options granted (See “Note 9. Stock Options” above) for services rendered by non-employee directors of the Company, which is included in professional fees.

March 21, 2011, Todd Pitcher was elected to the Board and receives $3,750 per quarter for his Board related services. On May 19, 2011, the Company entered into an Advisory Engagement Agreement (the "Agreement") with Aspire Clean Tech Communications, Inc., a private corporation wholly owned by Todd Pitcher, Director. Pursuant to the Agreement Mr. Pitcher will provide ongoing corporate advisory and support services - until the parties agree otherwise in writing - in exchange for compensation of $3,500 per month plus reimbursement of business related, out-of-pocket expenses. On July 1, 2011 the Agreement was amended to increase the monthly compensation from $3,500 to $10,000 due to the increased level of time required for Mr. Pitcher to execute his duties. On September 30, 2011, the Agreement was further amended to include the addition of a $1,000 per month health insurance reimbursement retroactively applied to include the month of July 2011.

On February 2, 2011, the Company entered into an employment agreement with Mr. Scott Taper pursuant to which Mr. Taper was appointed the Company’s Vice President of Business Development. Pursuant to the terms of the employment agreement, Mr. Taper was entitled to an annual salary of $90,000, which would increase to $100,800 if certain milestone were met, and a stipend of $1,000 per month to cover medical insurance premiums until such time as the Company could provide an alternative medical insurance plan. The employment agreement provides that Mr. Taper’s employment by the Company was “at-will employment” and may be terminated by Mr. Taper or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. On February 28, 2011, Mr. Taper, resigned as the Company’s Vice President of Business Development.

On February 1, 2011, the Company entered into a consultancy agreement with Mr. Elliot Maza pursuant to which Mr. Maza was appointed the Company’s Chief Financial Officer. Pursuant to the terms of the consultancy agreement, Mr. Maza is entitled to a monthly fee of $7,500. The consultancy agreement provides that Mr. Maza’s engagement is on a part-time basis and is “at-will” and may be terminated by Mr. Maza or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. On August 31, 2011, Mr. Maza, resigned as the Company’s CFO.

On December 17, 2010, the Company entered into an employment agreement with Mr. Farago pursuant to which Mr. Farago was appointed the Company’s Chief Operating Officer. Pursuant to the employment agreement, Mr. Farago was entitled to an annual salary of $150,000, to increase to $250,000 if the Company consummates either an equity or debt financing or series of financings with net proceeds of at least $7,000,000 and a stipend of $1,000 per month to cover medical insurance premiums until such time as the Company could provide an alternative medical insurance plan. The employment agreement provides that Mr. Farago’s employment by the Company was “at-will employment” and may be terminated by Mr. Farago or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. Also on December 17, 2010, the Board approved, and the Company granted, Mr. Farago a stock option to purchase 500,000 shares of the Company’s common stock at an exercise price of $6.21 per share, the fair market value of the Company’s common stock on the date of grant. The stock option expires ten years from the date of grant and is subject to various vesting terms. See “Note 9. Stock Options” for details of the vesting terms. Effective as of August 12, 2011, Mr. Andrew Farago resigned as the Chief Operating Officer. On the date of his resignation Mr. Fargo had vested 83,334 options which Mr. Farago has until August 12, 2012 to exercise.

On December 15, 2009, the Board approved, and the Company granted, a stock option to each of three of its non-employee directors (Jatinder Bhogal, Joseph Sierchio, and Alastair Livesey) permitting each to purchase, subject to applicable vesting provisions, 16,667 shares of the Company’s common stock at an exercise price of $1.32 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires five years from the date of grant, on December 15, 2014 and vests as follows: (a) as to 6,667 shares on December 16, 2009; (b) as to 5,000 shares on December 16, 2010; and (c) as to 5,000 shares on December 16, 2011. The stock options are further subject to the terms and conditions of a stock option agreement between each director and the Company. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be a director of the Company. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each 16,667 stock option was estimated at $1.05 each, for a total of $17,500, using the Black-Scholes option pricing model with the following weighted average assumptions: 0% dividend yield, expected volatility of 140.41%, risk-free interest rate of 1.38%, and expected life of 3.25 years. During the year ended August 31, 2011 and 2010, the Company recorded stock compensation of $12,469 and $37,734, respectively for the amortization of the fair value of these stock options.

The law firm of Sierchio & Company, LLP, of which Joseph Sierchio, one of our directors, is a principal, has provided counsel to us since the Company's inception. In July 2008, the Company asked Mr. Sierchio to join the Company's Board. During the years ended August 31, 2011 and 2010, the law firm of Sierchio & Company, LLP provided $198,142 and $144,038, respectively, of legal services. At August 31, 2011, the Company owed S&C LLP $48,640 which is included in accounts payable.

The Company’s corporate office is located at 9192 Red Branch Road, Suite 110, Columbia, Maryland 21045. On December 1, 2009, the Company entered into a one year sublease agreement with MVP Law Group, P.A., of which the Company's former Chief Executive Officer and President is a founder. Mr. Patel sold this practice and has an “Of Counsel” relationship with MVP Law Group. Rent for this office space is $1,100 per month through November 30, 2011. The Company's sublease with MVP Law Group, P.A., will renew effective December 1, 2011, for an additional twelve months at $1,100 per month.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.

Subsequent Events	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Subsequent Events

NOTE 10 - Subsequent Events

Pursuant to FASB Accounting Standards Codification 855, Subsequent Events, Including ASC 855-10-S99-2, the Company evaluated subsequent events through the filing date of this form 10-Q.

Note 12: Subsequent Events

On August, 19, 2011, we formed Nakoda Energy, Inc. (“Nakoda”), a California corporation, as a wholly owned subsidiary. Nakoda began operations in September 2011, as an energy savings and management provider developed to assist customers with reducing their energy costs. Nakoda identifies and implements specific energy savings options for customers, who then pay for Nakoda’s services from the energy savings that may be realized on their utility bills. Nakoda’s business plan provides for future cross-promotion and sales opportunities of our SolarWindow™ and MotionPower™ products to its customers. This component of the business plan is predicated on both the growth of Nakoda’s business as well as the continued development and eventual commercialization of SolarWindow™ and MotionPower™ technologies. Nakoda has incurred approximately $133,000 of operating expenses from September 1, 2011 through the date of this report.

Organization and Description of Business	12 Months Ended
Aug. 31, 2011
Organization and Description of Business

Note 1: Organization and Description of Business

New Energy Technologies, Inc. (the “Company”) was incorporated in the State of Nevada on May 5, 1998, under the name “Octillion Corp.” On December 2, 2008, the Company amended its Articles of Incorporation to effect a change of name to New Energy Technologies, Inc. The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Sungen Energy, Inc. (“Sungen”), ,Kinetic Energy Corporation (“KEC”) and New Energy Solar Corporation (“New Energy Solar”).

Sungen was incorporated on July 11, 2006, in the State of Nevada; although currently inactive, Sungen was party to the University of Illinois at Urbana-Champaign Sponsored Research Agreement. See “Note 5. SolarWindow™ Technology.”

KEC was incorporated on June 19, 2008, in the State of Nevada and holds the patents related to the Company’s MotionPower™ technology. The Company’s business activities related to the MotionPower™ technology are conducted through KEC.

New Energy Solar was incorporated on February 9, 2009, in the State of Florida and has entered into a License Agreement, an Addendum to the License Agreement, an Option Agreement, and a Sponsored Research Agreement with the University of South Florida Research Foundation, Inc.

On March 16, 2011, pursuant to a February 7, 2011, written consent signed by the shareholders owning a majority of the Company’s issued and outstanding shares and a February 24, 2011, unanimous written consent of the Company’s Board of Directors (the “Board”) (collectively the “Consents”), the Company underwent a one-for-three reverse stock split whereby holders of three shares of the Company’s common stock as of March 15, 2011, received one share of its common stock after the reverse stock split, with all fractional shares being rounded up to the nearest whole share.

All share and per share amounts have been retrospectively restated to reflect the one-for-three reverse stock split effected March 16, 2011, and declared effective by the Financial Industry Regulatory Authority (“FINRA”) as of March 21, 2011.

On March 16, 2011, pursuant to the Consents, the Company filed a Certificate of Amendment to its Certificate of Incorporation increasing its authorized shares of common stock, $0.001 par value, from 100,000,000 to 300,000,000.

On August, 19, 2011, the Company established Nakoda Energy, Inc. (“Nakoda”), a California corporation and wholly owned subsidiary of New Energy Technologies, Inc., began operations in September 2011. Nakoda is an energy savings and management corporation that provides a broad range of energy solutions and savings projects with the goal of implementing energy conservation, load management, and reducing building energy consumption in target markets.

The Company is a renewable and alternative energy company, actively developing two novel technologies for generating sustainable electricity, one of which harvests solar energy of the sun and artificial light, and the other harvests the available kinetic energy present in moving vehicles. The Company’s proprietary, patent-pending technologies and products, which are the subjects of 40 patent-filings, have been invented, designed, engineered, and prototyped in preparation for further field testing, product development, and commercial deployment.

The Company’s SolarWindow™ technology generates electricity when glass surfaces are sprayed with electricity-generating coatings, creating, semi-transparent, see-through solar cells. If successfully developed, SolarWindow™ could potentially be used on any of the more than 85 million commercial and residential buildings in the United States alone (U.S. Census Bureau, 2007 American Housing Survey & U.S. Energy Information Administration, 2003 Commercial Buildings Energy Consumption Survey).

The Company’s MotionPower™ technology harvests the available kinetic or motion energy of cars, trucks, buses, and heavy commercial vehicles when they slow down before coming to a stop. MotionPower™ converts this captured energy into electricity. If successfully developed, MotionPower™ could potentially be used to harvest kinetic energy generated by any of the estimated 250 million vehicles registered in America (U.S. Department of Transportation Federal Highway Administration, 2008 Highway Statistics), which drive approximately six billion miles on our nation’s roadways every day (U.S. Environmental Protection Agency).

The Company’s product development programs involve ongoing research and development efforts, and the commitment of significant resources to support the extensive invention, design, engineering, testing, prototyping, and intellectual property initiatives carried-out by our contract engineers, scientists, and consultants.

Going Concern Uncertainties	12 Months Ended
Aug. 31, 2011
Going Concern Uncertainties

Note 2. Going Concern Uncertainties

The Company is a development stage company, does not have any commercialized products and has not generated any revenue since inception. The Company has an accumulated deficit of $10,347,926 as of August 31, 2011, and does not have positive cash flows from operating activities. The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which contemplates continuation of the Company as a going concern, which is dependent upon the Company’s ability to establish itself as a profitable business.

In its report with respect to the Company’s financial statements for the year ended August 31, 2011, the Company’s independent auditors expressed substantial doubt about the Company’s ability to continue as a going concern. Because the Company has not yet generated revenues from its operations and does not expect to do so in the near future, its ability to continue as a going concern is wholly dependent upon its ability to obtain additional financing. Currently, the Company is seeking additional financing but has no commitments to obtain any such financing, and there can be no assurance that financing will be available in amounts or on terms acceptable to the Company, if at all.

As of August 31, 2011, the Company had cash and cash equivalents of $2,320,185. The Company will remain engaged in research and product development activities at least through August 31, 2012. Additionally, the Company is pursuing customer acquisition for our wholly owned subsidiary, Nakoda. Based upon its current and near term anticipated level of operations and expenditures, the Company believes that, absent any modification or expansion of its existing research, development and testing activities, cash on hand should be sufficient to enable it to continue operations through June 30, 2012. However, any significant expansion in scope or acceleration in timing of the Company’s current research and development activities, or commencement of any marketing and sales activities, will require additional funds.

If adequate funds are not available on reasonable terms or at all, it would result in a material adverse effect on the Company’s business, operating results, financial condition and prospects. In particular, the Company may be required to delay, reduce the scope of or terminate one or more of its research programs, sell rights to its SolarWindow™ technology and/or MotionPowerTM technology or other technologies or products based upon such technologies, or license the rights to such technologies or products on terms that are less favorable to the Company than might otherwise be available.

In view of these conditions, the ability of the Company to continue as a going concern is in substantial doubt and dependent upon achieving a profitable level of operations and on the ability of the Company to obtain necessary financing to fund ongoing operations. These consolidated financial statements do not give effect to any adjustments which will be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying consolidated financial statements.

Summary of Significant Accounting Policies	12 Months Ended
Aug. 31, 2011
Summary of Significant Accounting Policies

Note 3: Summary of Significant Accounting Policies

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owned subsidiaries, , Sungen Energy, Inc. Kinetic Energy Corporation, New Energy Solar Corporation and Nakoda Energy, Inc. All significant intercompany balances and transactions have been eliminated.

Estimates

The preparation of the Company’s consolidated financial statements requires management to make estimates and use assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses. These estimates and assumptions are affected by management’s application of accounting policies. On an on-going basis, the Company evaluates its estimates. Actual results and outcomes may differ materially from these estimates and assumptions.

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. On occasion, the Company has amounts deposited with financial institutions in excess of federally insured limits.

Reclassifications

Certain reclassifications have been made to prior fiscal year amounts or balances to conform to the presentation adopted in the current fiscal year.

Fair Value of Financial Instruments

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access. The Company has no assets or liabilities valued with Level 1 inputs.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. The Company has no assets or liabilities valued with Level 2 inputs.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Liabilities valued with Level 3 inputs are described below in “Note 8. Warrants.”

Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, accounts payable, and accrued liabilities approximate their fair value because of the short-term nature of these instruments and their liquidity. On February 12, 2011, all unexercised Class F Callable Warrants expired, resulting in a fair value of $0 at February 28, 2011. (See “Note 8. Warrants” for further discussion). Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Research and Development

Research and development costs represent costs incurred to develop the Company’s technology, including salaries and benefits for research and development personnel, allocated overhead and facility occupancy costs, supplies, equipment purchase and repair and other costs. Research and development costs are expensed when incurred, except for nonrefundable advance payments for future research and development activities which are capitalized and recognized as expense as the related services are performed.

During the years ended August 31, 2011 and 2010, the Company incurred $451,372 and $705,549 on research and development activities. From inception (May 5, 1998) to August 31, 2011, the Company incurred $1,917,696 on research and development activities.

Stock-Based Compensation

The Company measures all employee stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See “Note 8. Warrants” and “Note 9. Stock Options” for additional information on the Company’s stock-based compensation plans.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carry-forwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized. The Company reports a liability for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively. See “Note 11. Income Taxes” for further discussion.

Segment Reporting

The Company’s business is considered as operating in one segment based upon the Company’s organizational structure, the way in which the operations are managed and evaluated, the availability of separate financial results and materiality considerations.

Net Income (Loss) Per Share

Pursuant to ASC 260-10-45-10, the computation of basic earnings per share (“EPS”) is based on the weighted average number of shares that were outstanding during the period, including shares of common stock that are issuable at the end of the reporting period. The computation of diluted EPS is based on the number of basic weighted-average shares outstanding plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method. However, pursuant to ASC 260-10-45-17, the computation of diluted net income per share shall not assume conversion, exercise or contingent issuance of securities that would have an antidilutive effect on earnings per share. Therefore, when calculating EPS if the Company experienced a loss, there is no inclusion of dilutive securities as their inclusion in the EPS calculation is antidilutive. Furthermore, pursuant to ASC 260-10-45-25, options and warrants will have a dilutive effect under the treasury stock method only when the average market price of the common stock during the period exceeds the exercise price of the options or warrants (they are in the money). See “Note 4. Net Loss Per Share” for further discussion.

All share and per share amounts reflect the 1-for-3 reverse stock split declared effective on March 21, 2011 by FINRA.

Recently Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

Warrants	12 Months Ended
Aug. 31, 2011
Warrants

Note 8. Warrants

Class F Callable Warrants

On February 12, 2008, the Company completed the 2008 Private Placement (see “Note 7. Capital Stock”). Pursuant to the 2008 Private Placement and payment of a commission to an Agent, the Company issued 1,396,500 Class F Callable Warrants, each to purchase a share of common stock at $3.75 per share, expiring on February 12, 2011. Refer to “Note 7. Capital Stock - Common Stock” for additional disclosures regarding the terms and conditions related to the Class F Callable Warrants.

During the year ended August 31, 2011, investors exercised 1,054,512 Class F Callable Warrants for aggregate gross proceeds of $3,954,375. On February 12, 2011, all unexercised Class F Callable Warrants expired.

Class F Callable Warrant Liability

On September 1, 2009, the Company adopted guidance which is now part of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815-40, Contracts in Entity’s Own Equity. The Company determined that its Class F Callable Warrants contained a dilutive issuance provision. As a result, the Company reclassified 1,062,833 of its Class F Callable Warrants to long-term warrant liability, resulting in a cumulative adjustment to accumulated deficit as of September 1, 2009 of $342,771.

The Company’s Class F Callable Warrants are considered derivative financial liabilities and were therefore required to be adjusted to fair value each quarter. On February 12, 2011, all unexercised Class F Callable Warrants expired, resulting in the adjustment to their fair value to $0.

The following reconciles the warrant liability for the year ended August 31, 2011:

Beginning Balance, September 1, 2010	$8,059
Change in fair value of warrant liability	(8,059)
Ending Balance, August 31, 2011	$-

Income Taxes	12 Months Ended
Aug. 31, 2011
Income Taxes

Note 11. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at August 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$1,838,010	$1,270,464
Capitalized research and development	554,707	418,152
Stock based compensation	654,728	127,361
Accrued research and development fees	53,077	53,077
Research and development credit carry forward	120,982	85,179
Total deferred tax assets	3,221,504	1,954,233

Less: valuation allowance	(3,221,504)	(1,954,233)

Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $1,267,271 and $723,503 for the year ended August 31, 2011 and 2010, respectively. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2011 available to offset future federal taxable income, if any, of $5,405,913, which will fully expire by the fiscal year ended August 31, 2031. Accordingly, there is no current tax expense for the years ended August 31, 2011 and 2010. In addition, the Company has research and development tax credit carry forwards of $120,982 at August 31, 2011, which are available to offset federal income taxes and begin to expire during the year ended August 31, 2026.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended August 31, 2011 and 2010.

The following is a reconciliation between expected income tax benefit (expense) and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2011 and 2010:

	2011	2010

Income tax benefit (expense) at statutory rate	$1,230,715	$79,266
Non-deductible meals and entertainment	(1,987)	(1,915)
Liquidation of Canadian subsidiary - permanent difference	-	(99,724)
Change in fair value of warrant liability	2,740	720,892
Research and development credit	35,803	47,372
Other	-	(22,388)
Change in valuation allowance	(1,267,271)	(723,503)

	$-	$-

The fiscal years 2008 through 2011 remain open to examination by federal authorities and other jurisdictions in which the Company operates.